UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23002
Lattice Strategies Trust
(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire
Hartford Funds Management Company, LLC
690 Lee Road
Wayne, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605
Registrant's telephone number, including area code:
(610) 386-4068
Date of fiscal year end:
July 31
Date of reporting period:
July 31, 2026
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders.
(a)

Annual Shareholder Report

July 31, 2026

Hartford Disciplined US Equity ETF
HDUS/NYSE Arca
This annual shareholder report contains important information about the Hartford Disciplined US Equity ETF (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Disciplined US Equity ETF	$21	0.19%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) large-cap equities generated positive returns over the trailing twelve-month period ending July 31, 2026 as measured by the Russell 1000 Index. Returns were positive across all sectors over the trailing one-year period led by Energy, Health Care, and Information Technology. The performance described below is relative to the Russell 1000 Index, the Fund’s reference benchmark.
Top Contributors to Performance
  The Fund’s positive active exposures to the Value and Dividend Yield risk factors were contributors to performance as these factors generated positive excess return for the trailing twelve-month period.
  Positive stock selection in Financials, Consumer Discretionary, and Communication Services also contributed to performance for the period.
Top Detractors to Performance
  The Fund was negatively affected from its positive active exposures to Low Volatility and Small Size as these factors generated negative excess return for the trailing twelve-month period.
  Negative stock selection in Materials and Consumer Staples were top detractors from performance for the period.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$25,000
$20,000
$15,000
$10,000
$5,000
$0
11/16/22
01/31/23
07/31/23
01/31/24
07/31/24
01/31/25
07/31/25
01/31/26
07/31/26
Hartford Disciplined US Equity ETF
$10,000 starting value
$19,048 ending value
Hartford Disciplined US Equity Index
$10,000 starting value
$19,187 ending value
Russell 1000 Index (Gross)
$10,000 starting value
$19,728 ending value

Average Annual Total Returns For the Periods Ended July 31, 2026	1 Year	Since Inception (November 16, 2022)
Fund	19.92%	19.00%
Hartford Disciplined US Equity Index	20.18%	19.24%
Russell 1000 Index (Gross)	18.94%	19.81%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of July 31, 2026
Fund's net assets	$203,614,024
Total number of portfolio holdings (excluding derivatives, if any)	240
Total investment advisory fees paid	$312,420
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	56%
Graphical Representation of Holdings
as of July 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	34.3%
Financials	14.6%
Communication Services	10.3%
Consumer Discretionary	9.4%
Industrials	7.7%
Health Care	7.1%
Consumer Staples	5.4%
Real Estate	3.9%
Energy	3.2%
Utilities	2.1%
Materials	1.8%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
AR_AHDUS_0726

Annual Shareholder Report

July 31, 2026

Hartford Multifactor Developed Markets (ex-US) ETF
RODM/NYSE Arca
This annual shareholder report contains important information about the Hartford Multifactor Developed Markets (ex-US) ETF (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Multifactor Developed Markets (ex-US) ETF	$33	0.29%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International developed market equities generated strong returns over the trailing twelve-month period ending July 31, 2026 as measured by the MSCI World ex USA Index. Equities were positive across most countries within the index and led by performance from the Energy, Information Technology, and Financials sectors. The performance described below is relative to the MSCI World ex USA Index, the Fund’s reference benchmark.
Top Contributors to Performance
  The Fund’s positive active exposures to the Value and Dividend Yield risk factors contributed positively to performance as these factors generated positive excess return for the trailing twelve-month period.
  Positive stock selections in Communication Services and Financials were top contributors to performance during the period.
  Performance also benefited from positive security selection in the countries of Canada, Germany, and France.
Top Detractors to Performance
  The Fund was negatively affected from its positive active exposures to the Low Volatility and Small Size risk factors as these risk factors underperformed.
  Negative stock selections in Information Technology and Industrials were top detractors.
  Negative security selection in Japan and the Netherlands also detracted from performance during this period.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
07/31/16
07/31/17
07/31/18
07/31/19
07/31/20
07/31/21
07/31/22
07/31/23
07/31/24
07/31/25
07/31/26
Hartford Multifactor Developed Markets (ex-US) ETF
$10,000 starting value
$23,831 ending value
Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index
$10,000 starting value
$24,182 ending value
MSCI World ex USA Index (Net)
$10,000 starting value
$24,862 ending value

Average Annual Total Returns For the Periods Ended July 31, 2026	1 Year	5 Years	10 Years
Fund	26.64%	10.30%	9.07%
Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index	26.89%	10.50%	9.23%
MSCI World ex USA Index (Net)	25.00%	9.62%	9.53%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of July 31, 2026
Fund's net assets	$1,626,174,668
Total number of portfolio holdings (excluding derivatives, if any)	338
Total investment advisory fees paid	$3,997,551
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	48%
Graphical Representation of Holdings
as of July 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	19.6%
Canada	18.7%
Australia	9.8%
United Kingdom	6.4%
United States	5.1%
France	4.4%
Germany	4.3%
Israel	3.3%
Netherlands	3.3%
Singapore	3.1%
Other**	21.5%
Short-Term Investments	0.4%
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
AR_ARODM_0726

Annual Shareholder Report

July 31, 2026

Hartford Multifactor Emerging Markets ETF
ROAM/NYSE Arca
This annual shareholder report contains important information about the Hartford Multifactor Emerging Markets ETF (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Multifactor Emerging Markets ETF	$52	0.44%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging market equities generated strong returns over the trailing twelve-month period ending July 31, 2026 as measured by the MSCI Emerging Markets Index. Equities were positive across most countries within the index and were led by strong returns in the Information Technology sector. The Financials, Materials, and Industrials sectors were also top contributors. The performance described below is relative to the MSCI Emerging Markets Index, the Fund’s reference benchmark.
Top Contributors to Performance
  The Fund’s positive active exposures to the Value and Dividend Yield risk factors contributed positively to performance as these factors generated positive excess returns for the trailing twelve-month period.
  Positive stock selections in Communication Services and Materials were top contributors to results during the period.
  Performance also benefited from positive security selection in China and India.
Top Detractors to Performance
  The Fund was negatively affected from its positive active exposures to the Small Size and Low Volatility risk factors as these factors generated negative excess return for the trailing twelve-month period.
  Negative stock selection in Information Technology was the top detractor from results.
  Negative stock selection in South Korea and Taiwan also detracted.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
07/31/16
07/31/17
07/31/18
07/31/19
07/31/20
07/31/21
07/31/22
07/31/23
07/31/24
07/31/25
07/31/26

Hartford Multifactor Emerging Markets ETF
$10,000 starting value
$22,792 ending value

MSCI Emerging Markets Index (Net)
$10,000 starting value
$24,098 ending value

Hartford Multifactor Emerging Markets Equity Index
$10,000 starting value
$20,404 ending value

Average Annual Total Returns For the Periods Ended July 31, 2026	1 Year	5 Years	10 Years
Fund	34.10%	11.37%	8.59%
Hartford Multifactor Emerging Markets Equity Index	35.03%	12.34%	0.00%*
MSCI Emerging Markets Index (Net)	36.44%	8.03%	9.19%
*	The Hartford Multifactor Emerging Markets Equity Index commenced operations on June 28, 2019. Reflects annualized returns starting on June 28, 2019.
Performance information prior to September 11, 2019 reflects the Fund’s performance when it tracked its prior index.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of July 31, 2026
Fund's net assets	$106,243,784
Total number of portfolio holdings (excluding derivatives, if any)	330
Total investment advisory fees paid	$330,389
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	65%
Graphical Representation of Holdings
as of July 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Taiwan	21.5%
China	19.2%
India	12.8%
South Korea	12.1%
Saudi Arabia	5.0%
Brazil	4.5%
Mexico	3.7%
Malaysia	3.2%
Thailand	2.8%
Chile	2.5%
Other**	12.1%
Short-Term Investments	1.2%
Other Assets & Liabilities	-0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
AR_AROAM_0726

Annual Shareholder Report
July 31, 2026
Hartford Multifactor Small Cap ETF
ROSC/NYSE Arca
This annual shareholder report contains important information about the Hartford Multifactor Small Cap ETF (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Multifactor Small Cap ETF	$40	0.34%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) small-cap equities generated strong returns over the trailing twelve-month period ending July 31, 2026 as measured by the Russell 2000 Index. Performance was positive across all sectors over the period and led by Health Care, Energy, and Information Technology. The performance described below is relative to the Russell 2000 Index, the Fund’s reference benchmark.
Top Contributors to Performance
  The Fund’s positive active exposure to the Value and Dividend Yield risk factors contributed to performance as these factors generated positive excess return for the trailing twelve-month period.
  Positive stock selection in Financials led performance for the period. Positive selection in Industrials was also a top contributor.
  Information Technology also contributed to performance due to positive stock selection.
Top Detractors to Performance
  The Fund was negatively affected from its positive active exposures to Low Volatility and negative active exposure to Momentum during the period.
  Negative stock selection in Health Care detracted from performance for the period although the overweight in the sector was beneficial.
  An underweight in the Information Technology sector was a detractor.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
07/31/16
07/31/17
07/31/18
07/31/19
07/31/20
07/31/21
07/31/22
07/31/23
07/31/24
07/31/25
07/31/26

Hartford Multifactor Small Cap ETF
$10,000 starting value
$28,022 ending value

Hartford Multifactor Small Cap Index
$10,000 starting value
$23,556 ending value

Russell 2000 Index (Gross)
$10,000 starting value
$27,483 ending value

Russell 3000 Index (Gross)
$10,000 starting value
$38,932 ending value

Average Annual Total Returns For the Periods Ended July 31, 2026	1 Year	5 Years	10 Years
Fund	36.32%	9.77%	10.85%
Hartford Multifactor Small Cap Index	36.79%	10.15%	0.00%*
Russell 2000 Index (Gross)	34.18%	7.11%	10.64%
Russell 3000 Index (Gross)	19.60%	11.82%	14.56%
*	The Hartford Multifactor Small Cap Index commenced operations on June 28, 2019. Reflects annualized returns starting on June 28, 2019.
The Russell 2000 Index is the Fund’s underlying reference index and the Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
Performance information prior to November 06, 2019 reflects the Fund’s performance when it tracked its prior index.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of July 31, 2026
Fund's net assets	$61,476,807
Total number of portfolio holdings (excluding derivatives, if any)	303
Total investment advisory fees paid	$150,347
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	37%
Graphical Representation of Holdings
as of July 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	19.7%
Health Care	19.2%
Industrials	14.1%
Consumer Discretionary	13.4%
Information Technology	11.3%
Real Estate	5.4%
Consumer Staples	5.1%
Communication Services	3.5%
Materials	3.1%
Energy	2.9%
Utilities	2.0%
Short-Term Investments	3.7%
Other Assets & Liabilities	-3.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
AR_AROSC_0726

Annual Shareholder Report
July 31, 2026
Hartford Multifactor US Equity ETF
ROUS/NYSE Arca
This annual shareholder report contains important information about the Hartford Multifactor US Equity ETF (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Multifactor US Equity ETF	$21	0.19%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) large cap equities generated positive returns over the trailing twelve-month period ending July 31, 2026 as measured by the Russell 1000 Index. Returns were positive across all sectors over the trailing one-year period led by Energy, Health Care, and Information Technology. The performance described below is relative to the Russell 1000 Index, the Fund’s reference benchmark.
Top Contributors to Performance
  The Fund’s positive active exposures to the Value and Momentum risk factors were contributors to performance as these factors generated positive excess return for the trailing twelve-month period.
  Strong stock selections in Information Technology led performance. Positive selection in Financials and Consumer Discretionary were also top contributors.
Top Detractors to Performance.
  The Fund was negatively affected from its positive active exposures to Low Volatility and Small Size as these factors generated negative excess return for the trailing twelve-month period.
  Negative stock selection in Consumer Staples, Communication Services, and Industrials were detractors over the period.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$50,000
$40,000
$30,000
$20,000
$10,000
$0
07/31/16
07/31/17
07/31/18
07/31/19
07/31/20
07/31/21
07/31/22
07/31/23
07/31/24
07/31/25
07/31/26
Hartford Multifactor US Equity ETF
$10,000 starting value
$32,927 ending value
Russell 1000 Index (Gross)
$10,000 starting value
$39,841 ending value
Hartford Multifactor Large Cap Index
$10,000 starting value
$24,251 ending value

Average Annual Total Returns For the Periods Ended July 31, 2026	1 Year	5 Years	10 Years
Fund	25.66%	12.16%	12.66%
Hartford Multifactor Large Cap Index	25.91%	12.30%	0.00%*
Russell 1000 Index (Gross)	18.94%	12.12%	14.82%
*	The Hartford Multifactor Large Cap Index commenced operations on June 28, 2019. Reflects annualized returns starting on June 28, 2019.
Performance information prior to September 11, 2019 reflects the Fund’s performance when it tracked its prior index.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of July 31, 2026
Fund's net assets	$705,833,765
Total number of portfolio holdings (excluding derivatives, if any)	322
Total investment advisory fees paid	$1,047,919
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	50%
Graphical Representation of Holdings
as of July 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	34.4%
Financials	11.3%
Health Care	11.0%
Industrials	10.4%
Consumer Discretionary	8.6%
Communication Services	7.7%
Consumer Staples	5.7%
Utilities	3.7%
Energy	2.5%
Materials	2.4%
Real Estate	2.1%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
AR_AROUS_0726

Annual Shareholder Report

July 31, 2026

Hartford US Quality Growth ETF
HQGO/The NASDAQ Stock Market LLC
This annual shareholder report contains important information about the Hartford US Quality Growth ETF (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford US Quality Growth ETF	$37	0.34%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities were positive over the reporting period as measured by the Russell 1000 Index. Large-cap growth stocks as measured by the Russell 1000 Growth Index underperformed the broad index but still generated positive returns. Within the Russell 1000 Growth Index, performance across sectors was mixed with strong performance from Energy while Utilities was the worst performer. The performance described below is relative to the Russell 1000 Growth Index, the Fund’s reference benchmark.
Top Contributors to Performance
  The Fund’s positive active exposure to the Value risk factor and negative active exposure to the Momentum risk factor were contributors to performance for the period.
  Strong stock selection in Information Technology led performance.
  Positive stock selection in Consumer Discretionary and Health Care also contributed to results.
Top Detractors to Performance
  The Fund was negatively affected from its positive active exposure to the Small Size risk factor.
  Negative stock selection in Energy was a detractor to performance over the period.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$20,000
$15,000
$10,000
$5,000
$0
12/05/23
01/31/24
04/30/24
07/31/24
10/31/24
01/31/25
04/30/25
07/31/25
10/31/25
01/31/26
04/30/26
07/31/26

Hartford US Quality Growth ETF
$10,000 starting value
$16,627 ending value

Hartford US Quality Growth Index
$10,000 starting value
$16,756 ending value

Russell 1000 Growth Index (Gross)
$10,000 starting value
$16,566 ending value

Russell 1000 Index (Gross)
$10,000 starting value
$16,834 ending value

Average Annual Total Returns For the Periods Ended July 31, 2026	1 Year	Since Inception (December 05, 2023)
Fund	19.25%	21.11%
Hartford US Quality Growth Index	19.56%	21.44%
Russell 1000 Growth Index (Gross)	8.03%	21.12%
Russell 1000 Index (Gross)	18.94%	21.59%
The Russell 1000 Growth Index is the Fund’s underlying reference index and the Russell 1000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of July 31, 2026
Fund's net assets	$49,175,947
Total number of portfolio holdings (excluding derivatives, if any)	163
Total investment advisory fees paid	$165,683
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	42%
Graphical Representation of Holdings
as of July 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	41.5%
Consumer Discretionary	13.1%
Communication Services	11.0%
Health Care	9.9%
Financials	7.0%
Industrials	6.7%
Consumer Staples	3.9%
Energy	3.8%
Materials	1.9%
Real Estate	1.0%
Utilities	0.1%
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
AR_AHQGO_0726

Annual Shareholder Report
July 31, 2026
Hartford US Value ETF
VMAX/Cboe BZX
This annual shareholder report contains important information about the Hartford US Value ETF (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford US Value ETF	$33	0.29%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities were positive over the trailing twelve-month period ending July 31, 2026 period as measured by the Russell 1000 Index. Large-cap value stocks as measured by the Russell 1000 Value Index strongly outperformed the broad index. Within the Russell 1000 Value Index, performance was positive across all sectors led by Information Technology. Health Care and Industrials were also top contributors to return. The performance described below is relative to the Russell 1000 Value Index, the Fund’s reference benchmark.
Top Contributors to Performance
  The Fund’s positive active exposure to the Value risk factor and negative active exposure to the Low Volatility risk factor contributed to performance for the period.
  Strong stock selection in Financials was the top contributor to performance.
  Positive stock selection in Consumer Discretionary, Industrials, and Health Care were also top contributors.
Top Detractors to Performance
  The Fund was negatively affected from its positive active exposure to the Quality risk factor as this factor generated negative excess return for the period.
  The underweight in Information Technology was the top detractor.
  Negative stock selection in Utilities and Communication Services also detracted.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$20,000
$15,000
$10,000
$5,000
$0
12/05/23
01/31/24
04/30/24
07/31/24
10/31/24
01/31/25
04/30/25
07/31/25
10/31/25
01/31/26
04/30/26
07/31/26
Hartford US Value ETF
$10,000 starting value
$16,833 ending value
Hartford US Value Index
$10,000 starting value
$16,956 ending value
Russell 1000 Value Index (Gross)
$10,000 starting value
$16,828 ending value
Russell 1000 Index (Gross)
$10,000 starting value
$16,834 ending value

Average Annual Total Returns For the Periods Ended July 31, 2026	1 Year	Since Inception (December 05, 2023)
Fund	28.34%	21.67%
Hartford US Value Index	28.78%	22.00%
Russell 1000 Value Index (Gross)	31.19%	21.26%
Russell 1000 Index (Gross)	18.94%	21.59%
The Russell 1000 Value Index is the Fund’s underlying reference index and the Russell 1000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of July 31, 2026
Fund's net assets	$49,183,398
Total number of portfolio holdings (excluding derivatives, if any)	140
Total investment advisory fees paid	$137,318
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	74%
Graphical Representation of Holdings
as of July 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	37.2%
Health Care	11.2%
Energy	10.2%
Information Technology	10.1%
Communication Services	6.0%
Utilities	5.7%
Industrials	5.0%
Real Estate	4.7%
Consumer Discretionary	3.9%
Consumer Staples	3.5%
Materials	2.4%
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
AR_AVMAX_0726

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description. The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions. A copy of the code of ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the registrant (the “Board”) has designated David Sung as an Audit Committee Financial Expert. Mr. Sung is considered by the Board to be an independent trustee.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were:

$154,568 for the fiscal year ended July 31, 2026; $148,623 for the fiscal year ended July 31, 2025.

(b)

Audit Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were:

$0 for the fiscal year ended July 31, 2026; $0 for the fiscal year ended July 31, 2025.

(c)	Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were:

$63,595 for the fiscal year ended July 31, 2026; $61,152 for the fiscal year ended July 31, 2025. Tax-related services are principally in connection with, but not limited to, general tax compliance services and excise tax review.

(d)

All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were:

$122 for the fiscal year ended July 31, 2026; $131 for the fiscal year ended July 31, 2025. These fees were principally in connection with, but not limited to, general audit related products and services and an accounting research tool subscription.

(e)	Pre-Approval Policies and Procedures

(1) The Pre-Approval Policies and Procedures (the “Policy”) adopted by the Audit Committee of the Registrant (also, the “Fund”) sets forth the procedures pursuant to which services performed by the independent registered public accounting firm for the Registrant may be pre-approved. The following summarizes the pre-approval requirements under the Policy.

a.	The Audit Committee must pre-approve all audit services and non-audit services that the independent registered public accounting firm provides to the Fund.

b.

The Audit Committee must pre-approve any engagement of the independent registered public accounting firm to provide non-audit services to any Service Affiliate (which is defined to include any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund) during the period of the independent registered public accounting firm’s engagement to provide audit services to the Fund, if the non-audit services to the Service Affiliate directly impact the Fund’s operations and financial reporting.

c.

The Audit Committee, from time to time, may designate one or more of its members who are Independent Trustees (each a “Designated Member”) to consider, on the Audit Committee’s behalf, any non-audit services, whether to the Fund or to any Service Affiliate, that have not been pre-approved by the Audit Committee. The Designated Member also shall review, on the Audit Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. In considering any requested non-audit services or proposed material change in such services, the Designated Member shall not authorize services which would exceed $50,000 in fees for such services.

d.

The independent registered public accounting firm may not provide specified prohibited non-audit services set forth in the Policy to the Fund, the Fund’s investment adviser, the Service Affiliates or any other member of the investment company complex.

(2) One hundred percent of the services described in items 4(b) through 4(d) were approved in accordance with the Audit Committee’s Pre-Approval Policy. As a result, none of such services was approved pursuant to paragraph (c)(7)(i)(c) of Rule 2-01 of Regulation S-X.

(f)

Less than 50% of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the fiscal year ended July 31, 2026, were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were:

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant: $63,717 for the fiscal year ended July 31, 2026; $61,283 for the fiscal year ended July 31, 2025.

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser was $1,199 for the fiscal year ended July 31, 2026 and $121,499 for the fiscal year ended July 31, 2025.

(h)

The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)

The Registrant has an audit committee that was established by the Board of Trustees of the Registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the Registrant’s Audit Committee are Hilary E. Ackermann, Derrick D. Cephas, Paul L. Rosenberg, and David Sung.

(b)	Not applicable.

Item 6. Investments.

(a)	The information required by this item 6(a) is included in the Annual Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Hartford Systematic ETFs
Annual Financial Statements
and Other Information
July 31, 2026
◼Hartford Disciplined US Equity ETF
◼Hartford Multifactor Developed Markets (ex-US) ETF
◼Hartford Multifactor Emerging Markets ETF
◼Hartford Multifactor Small Cap ETF
◼Hartford Multifactor US Equity ETF
◼Hartford US Quality Growth ETF
◼Hartford US Value ETF

Hartford Systematic ETFs
Table of Contents

    Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments:
Hartford Disciplined US Equity ETF	3
Hartford Multifactor Developed Markets (ex-US) ETF	7
Hartford Multifactor Emerging Markets ETF	12
Hartford Multifactor Small Cap ETF	16
Hartford Multifactor US Equity ETF	20
Hartford US Quality Growth ETF	24
Hartford US Value ETF	27
Glossary	29
Statements of Assets and Liabilities:
Hartford Disciplined US Equity ETF	30
Hartford Multifactor Developed Markets (ex-US) ETF	30
Hartford Multifactor Emerging Markets ETF	30
Hartford Multifactor Small Cap ETF	30
Hartford Multifactor US Equity ETF	30
Hartford US Quality Growth ETF	30
Hartford US Value ETF	30
Statements of Operations:
Hartford Disciplined US Equity ETF	31
Hartford Multifactor Developed Markets (ex-US) ETF	31
Hartford Multifactor Emerging Markets ETF	31
Hartford Multifactor Small Cap ETF	31
Hartford Multifactor US Equity ETF	32
Hartford US Quality Growth ETF	32
Hartford US Value ETF	32
Statements of Changes in Net Assets:
Hartford Disciplined US Equity ETF	33
Hartford Multifactor Developed Markets (ex-US) ETF	33
Hartford Multifactor Emerging Markets ETF	34
Hartford Multifactor Small Cap ETF	34
Hartford Multifactor US Equity ETF	35
Hartford US Quality Growth ETF	35
Hartford US Value ETF	36
Financial Highlights:
Hartford Disciplined US Equity ETF	37
Hartford Multifactor Developed Markets (ex-US) ETF	37
Hartford Multifactor Emerging Markets ETF	37
Hartford Multifactor Small Cap ETF	37
Hartford Multifactor US Equity ETF	38
Hartford US Quality Growth ETF	38

Hartford Systematic ETFs

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Hartford Disciplined US Equity ETF
Schedule of Investments
July 31, 2026

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Automobiles & Components - 1.2%
2,260	Autoliv, Inc.	$278,364
6,777	Tesla, Inc.*	2,109,070
		2,387,434
	Banks - 2.2%
4,958	Bank of America Corp.	307,148
7,276	Citigroup, Inc.	963,706
6,037	JP Morgan Chase & Co.	2,123,756
1,294	M&T Bank Corp.	318,700
552	PNC Financial Services Group, Inc.	137,928
1,878	U.S. Bancorp	118,333
7,305	Wells Fargo & Co.	631,517
		4,601,088
	Capital Goods - 5.6%
1,090	A.O. Smith Corp.	65,542
533	BWX Technologies, Inc.	89,917
624	Caterpillar, Inc.	508,442
1,635	Cummins, Inc.	1,036,917
18,647	Donaldson Co., Inc.	1,757,293
92	Eaton Corp. PLC	38,198
1,112	EMCOR Group, Inc.	886,742
1,250	Emerson Electric Co.	187,275
1,886	EnerSys	350,890
3,181	Fastenal Co.	151,766
3,564	Ferguson Enterprises, Inc.	835,152
227	GE Vernova, Inc.	224,796
1,131	General Dynamics Corp.	433,648
3,688	General Electric Co.	1,327,938
533	Honeywell Aerospace, Inc.*	110,193
534	Honeywell International, Inc.	129,789
827	Hubbell, Inc.	390,799
607	Lockheed Martin Corp.	353,723
2,803	Mueller Industries, Inc.	186,147
490	Quanta Services, Inc.	327,006
1,005	RTX Corp.	216,296
1,339	Snap-on, Inc.	549,539
5,531	Toro Co.	508,133
1,003	Trane Technologies PLC	456,315
1,139	Vertiv Holdings Co. Class A	275,148
		11,397,604
	Commercial & Professional Services - 1.5%
1,244	FTI Consulting, Inc.*	198,269
58	Leidos Holdings, Inc.	6,705
8,211	Maximus, Inc.	494,713
6,183	MSA Safety, Inc.	1,176,439
5,282	Rollins, Inc.	200,557
4,880	UL Solutions, Inc. Class A	447,203
4,830	Veralto Corp.	454,841
		2,978,727
	Consumer Discretionary Distribution & Retail - 5.4%
358	Abercrombie & Fitch Co. Class A*	35,635
28,454	Amazon.com, Inc.*	7,727,537
581	eBay, Inc.	66,240
447	Home Depot, Inc.	148,386
9,140	Macy's, Inc.	226,855
1,571	Murphy USA, Inc.	954,791
2,297	Ross Stores, Inc.	576,708
6,187	TJX Cos., Inc.	973,463
275	Ulta Beauty, Inc.*	141,028
571	Williams-Sonoma, Inc.	130,565
		10,981,208
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Consumer Durables & Apparel - 0.3%
813	Ralph Lauren Corp.	$309,216
1,532	Tapestry, Inc.	233,431
		542,647
	Consumer Services - 2.6%
1,365	Airbnb, Inc. Class A*	206,825
3,969	Booking Holdings, Inc.	765,620
549	Domino's Pizza, Inc.	190,745
883	DoorDash, Inc. Class A*	173,209
1,065	Expedia Group, Inc.	313,898
42,011	H&R Block, Inc.	1,849,744
2,380	McDonald's Corp.	644,123
1,798	Texas Roadhouse, Inc.	369,381
6,926	Travel & Leisure Co.	526,515
1,639	Yum! Brands, Inc.	251,226
		5,291,286
	Consumer Staples Distribution & Retail - 1.1%
3,871	Albertsons Cos., Inc. Class A	44,826
161	Casey's General Stores, Inc.	140,231
17,814	Walmart, Inc.	1,980,917
		2,165,974
	Energy - 3.2%
1,359	APA Corp.	50,718
130	Centrus Energy Corp. Class A*	23,001
8,333	Chevron Corp.	1,640,184
1,548	ConocoPhillips	186,503
841	EOG Resources, Inc.	125,048
1,313	EQT Corp.	69,970
7,483	Expand Energy Corp.	703,627
15,942	ExxonMobil Holdings Corp.	2,478,024
6,943	Kinder Morgan, Inc.	223,426
7,321	Magnolia Oil & Gas Corp. Class A	188,223
7,470	Permian Resources Corp. Class A	159,186
1,642	Valero Energy Corp.	513,782
1,267	Williams Cos., Inc.	90,641
		6,452,333
	Equity Real Estate Investment Trusts (REITs) - 3.9%
18,571	CareTrust, Inc. REIT	778,868
2,142	Digital Realty Trust, Inc. REIT	403,810
24,188	Gaming & Leisure Properties, Inc. REIT	1,083,381
2,575	Iron Mountain, Inc. REIT	314,974
6,649	Lamar Advertising Co. Class A, REIT	1,063,574
8,964	NNN, Inc. REIT	425,969
27,035	Omega Healthcare Investors, Inc. REIT	1,368,782
15,060	Realty Income Corp. REIT	961,882
7,493	Regency Centers Corp. REIT	601,613
1,236	Sabra Health Care, Inc. REIT	26,166
3,840	Simon Property Group, Inc. REIT	880,781
		7,909,800
	Financial Services - 11.0%
280	Affiliated Managers Group, Inc.	102,684
87,242	AGNC Investment Corp. REIT(1)	930,000
62,630	Annaly Capital Management, Inc. REIT	1,422,954
12,582	Bank of New York Mellon Corp.	1,966,944
177	Berkshire Hathaway, Inc. Class B*	90,543
2,225	Cboe Global Markets, Inc.	690,262
6,806	Charles Schwab Corp.	716,263
570	Coinbase Global, Inc. Class A*	83,368
932	Evercore, Inc. Class A	298,762
4,479	FirstCash Holdings, Inc.	913,761
4,024	Fiserv, Inc.*	217,055
5,623	Franklin Resources, Inc.	190,395
577	Goldman Sachs Group, Inc.	587,605
The accompanying notes are an integral part of these financial statements.

3

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Financial Services - 11.0% - (continued)
368	Houlihan Lokey, Inc.	$46,180
6,304	Interactive Brokers Group, Inc. Class A	554,689
9,618	Jack Henry & Associates, Inc.	1,481,557
3,280	Mastercard, Inc. Class A	1,879,768
6,375	Morgan Stanley	1,341,427
1,595	MSCI, Inc.	912,723
8,425	Northern Trust Corp.	1,534,951
1,249	OneMain Holdings, Inc.	78,162
20,185	SEI Investments Co.	2,078,651
3,176	State Street Corp.	584,892
20,575	T. Rowe Price Group, Inc.	2,299,256
3,945	Visa, Inc. Class A	1,444,383
		22,447,235
	Food, Beverage & Tobacco - 3.7%
26,284	Altria Group, Inc.	1,795,986
2,638	Bunge Global SA	280,235
18,533	Coca-Cola Co.	1,623,305
3,483	Coca-Cola Consolidated, Inc.	654,456
8,963	General Mills, Inc.	320,427
1,611	Hershey Co.	282,006
6,989	Ingredion, Inc.	695,126
12,792	PepsiCo, Inc.	1,785,251
512	Philip Morris International, Inc.	97,700
		7,534,492
	Health Care Equipment & Services - 2.6%
1,919	Abbott Laboratories	202,838
417	Align Technology, Inc.*	70,540
1,192	Becton Dickinson & Co.	197,419
1,531	Elevance Health, Inc.	575,411
275	HCA Healthcare, Inc.	110,712
141	Intuitive Surgical, Inc.*	49,820
1,834	Lantheus Holdings, Inc.*(1)	182,740
395	McKesson Corp.	338,195
22,576	Medtronic PLC	1,927,765
586	Quest Diagnostics, Inc.	136,544
1,142	Stryker Corp.	371,949
1,981	UnitedHealth Group, Inc.	820,926
2,031	Veeva Systems, Inc. Class A*	413,877
		5,398,736
	Household & Personal Products - 0.7%
1,716	Clorox Co.	163,930
11,991	Colgate-Palmolive Co.	1,094,778
1,227	Kimberly-Clark Corp.	134,123
		1,392,831
	Insurance - 1.4%
3,032	Chubb Ltd.	1,063,262
3,482	Loews Corp.	403,947
568	Old Republic International Corp.	24,543
481	Principal Financial Group, Inc.	54,690
1,992	Progressive Corp.	421,148
2,142	Travelers Cos., Inc.	801,879
		2,769,469
	Materials - 1.8%
3,501	Avery Dennison Corp.	594,225
4,044	CF Industries Holdings, Inc.	506,268
8,244	CRH PLC	783,262
1,944	DuPont de Nemours, Inc.	266,328
8,992	Element Solutions, Inc.	330,276
2,099	Packaging Corp. of America	516,018
6,059	PPG Industries, Inc.	669,641
		3,666,018
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Media & Entertainment - 8.9%
31,101	Alphabet, Inc. Class A	$11,075,999
3,208	Electronic Arts, Inc.	673,231
22,417	Fox Corp. Class A	1,305,342
6,908	Meta Platforms, Inc. Class A	3,845,753
3,738	Netflix, Inc.*	268,052
6,957	New York Times Co. Class A	521,010
4,903	News Corp. Class A	135,127
15,157	Pinterest, Inc. Class A*	363,919
		18,188,433
	Pharmaceuticals, Biotechnology & Life Sciences - 4.4%
3,061	AbbVie, Inc.	768,127
1,110	Amgen, Inc.	427,528
4,964	Bristol-Myers Squibb Co.	324,199
1,484	Eli Lilly & Co.	1,704,879
4,054	Exelixis, Inc.*	214,984
7,873	Gilead Sciences, Inc.	1,025,143
250	Insmed, Inc.*	24,650
10,536	Johnson & Johnson	2,700,904
10,929	Merck & Co., Inc.	1,422,956
132	Natera, Inc.*	35,344
12,827	Pfizer, Inc.	320,803
47	United Therapeutics Corp.*	24,332
		8,993,849
	Semiconductors & Semiconductor Equipment - 14.2%
4,057	Advanced Micro Devices, Inc.*	1,931,741
3,080	Applied Materials, Inc.	1,563,624
12,724	Broadcom, Inc.	4,953,199
545	First Solar, Inc.*	115,011
4,825	Intel Corp.*	435,215
6,918	KLA Corp.	1,264,749
4,745	Lam Research Corp.	1,390,380
1,054	Marvell Technology, Inc.	197,688
2,448	Micron Technology, Inc.	2,014,777
65	Monolithic Power Systems, Inc.	92,692
69,770	NVIDIA Corp.	14,006,327
3,101	QUALCOMM, Inc.	457,739
3,555	Skyworks Solutions, Inc.	221,405
243	Teradyne, Inc.	89,349
1,007	Texas Instruments, Inc.	277,670
		29,011,566
	Software & Services - 11.8%
2,596	Accenture PLC Class A	430,728
1,380	Adobe, Inc.*	345,566
747	AppLovin Corp. Class A*	295,737
5,019	Bentley Systems, Inc. Class B(1)	177,873
1,437	Cadence Design Systems, Inc.*	488,609
341	Cloudflare, Inc. Class A*	95,132
12,935	Cognizant Technology Solutions Corp. Class A	715,952
6,932	Crowdstrike Holdings, Inc. Class A*	1,323,042
2,325	Datadog, Inc. Class A*	623,030
45,208	Dropbox, Inc. Class A*	1,471,973
2,295	Fortinet, Inc.*	371,675
1,898	HubSpot, Inc.*	450,509
1,734	InterDigital, Inc.	528,567
6,485	International Business Machines Corp.	1,450,370
347	Intuit, Inc.	109,676
24,950	Microsoft Corp.	11,594,764
4,569	Oracle Corp.	593,376
8,066	Palantir Technologies, Inc. Class A*	992,602
2,020	Palo Alto Networks, Inc.*	670,297
4,280	Salesforce, Inc.	787,606
The accompanying notes are an integral part of these financial statements.

4

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Software & Services - 11.8% - (continued)
37,295	UiPath, Inc. Class A*	$475,884
541	Zoom Communications, Inc.*	51,974
		24,044,942
	Technology Hardware & Equipment - 8.2%
10,354	Amphenol Corp. Class A	1,663,888
35,986	Apple, Inc.	11,116,435
369	Arista Networks, Inc.*	66,549
13,631	Cisco Systems, Inc.	1,581,060
994	Dell Technologies, Inc. Class C	402,938
2,203	Flex Ltd.*	250,591
11,187	HP, Inc.	305,069
1,381	Jabil, Inc.	435,084
4,758	NetApp, Inc.	849,303
330	TE Connectivity PLC	67,878
		16,738,795
	Telecommunication Services - 1.4%
11,589	AT&T, Inc.	269,444
4,561	Comcast Corp. Class A	109,282
1,373	T-Mobile U.S., Inc.	237,131
49,077	Verizon Communications, Inc.	2,297,294
		2,913,151
	Transportation - 0.6%
1,011	Delta Air Lines, Inc.	88,402
2,147	JB Hunt Transport Services, Inc.	583,447
580	Old Dominion Freight Line, Inc.	123,041
2,700	Uber Technologies, Inc.*	189,972
462	United Airlines Holdings, Inc.*	56,055
1,955	United Parcel Service, Inc. Class B	203,750
		1,244,667
	Utilities - 2.1%
16,163	CenterPoint Energy, Inc.	679,493
182	Consolidated Edison, Inc.	19,811
217	Constellation Energy Corp.	57,017
7,906	FirstEnergy Corp.	381,939
4,432	NextEra Energy, Inc.	385,229
2,745	NRG Energy, Inc.	368,626
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.8% - (continued)
	Utilities - 2.1% - (continued)
1,623	Oklo, Inc.*(1)		$63,021
20,277	Portland General Electric Co.		1,000,264
21,696	TXNM Energy, Inc.		1,256,632
			4,212,032
	Total Common Stocks (cost $155,434,352)		$203,264,317
SHORT-TERM INVESTMENTS - 0.2%
	Securities Lending Collateral - 0.2%
308,221	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(2)		$308,221
	Total Short-Term Investments (cost $308,221)		$308,221
	Total Investments (cost $155,742,573)	100.0%	$203,572,538
	Other Assets and Liabilities	0.0%	41,486
	Net Assets	100.0%	$203,614,024
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	9	09/18/2026	$338,366	$(1,252)
Total futures contracts				$(1,252)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

5

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
July 31, 2026

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$203,264,317	$203,264,317	$—	$—
Short-Term Investments	308,221	308,221	—	—
Total	$203,572,538	$203,572,538	$—	$—
Liabilities
Futures Contracts(2)	$(1,252)	$(1,252)	$—	$—
Total	$(1,252)	$(1,252)	$—	$—

(1)	For the year ended July 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

6

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments
July 31, 2026

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4%
	Australia - 9.8%
150,590	ANZ Group Holdings Ltd.	$3,946,161
57,768	ASX Ltd.	2,226,665
1,238,273	Aurizon Holdings Ltd.	3,644,046
223,270	BHP Group Ltd.	9,457,430
379,862	Brambles Ltd.	5,226,533
21,273	Cochlear Ltd.	1,792,034
745,149	Coles Group Ltd.	12,607,628
1,168,511	Dyno Nobel Ltd.	3,102,259
93,460	EBOS Group Ltd.	1,210,476
395,715	Fortescue Ltd.	5,144,491
1,219,994	Insurance Australia Group Ltd.	7,274,763
62,680	JB Hi-Fi Ltd.	3,606,828
997,505	Lottery Corp. Ltd.	3,916,339
917,565	Medibank Pvt Ltd.	3,331,815
475,143	Orica Ltd.	7,782,271
449,515	Origin Energy Ltd.	3,397,112
1,123,157	Qantas Airways Ltd.	7,849,048
412,732	QBE Insurance Group Ltd.	7,168,787
41,597	Ramsay Health Care Ltd.	1,295,422
112,028	Rio Tinto PLC	10,815,644
1,444,629	Scentre Group REIT	3,977,369
434,141	Sonic Healthcare Ltd.	6,665,526
397,418	Stockland REIT	1,191,870
353,657	Suncorp Group Ltd.	4,766,622
3,466,797	Telstra Group Ltd.	12,223,219
2,586,480	Vicinity Ltd. REIT	4,868,525
14,430	Wesfarmers Ltd.	905,655
1,145,288	Whitehaven Coal Ltd.	5,614,661
26,722	Woodside Energy Group Ltd.	618,412
506,627	Woolworths Group Ltd.	14,151,334
		159,778,945
	Austria - 0.3%
20,344	ANDRITZ AG	1,900,630
32,657	Raiffeisen Bank International AG	2,231,866
		4,132,496
	Belgium - 0.7%
5,799	Ackermans & van Haaren NV	1,796,112
78,314	Ageas SA	6,478,487
9,563	Groupe Bruxelles Lambert NV	859,861
13,152	KBC Group NV	1,886,207
1,703	UCB SA	436,747
		11,457,414
	Brazil - 0.3%
106,554	Yara International ASA	5,018,628
	Canada - 18.7%
58,440	Alimentation Couche-Tard, Inc.	3,791,299
63,795	AltaGas Ltd.	2,536,611
110,116	Bank of Montreal	19,739,010
181,743	Bank of Nova Scotia	15,931,095
95,742	Canadian Imperial Bank of Commerce	11,331,933
49,402	Canadian National Railway Co.	6,277,155
139,447	Canadian Natural Resources Ltd.	6,638,109
80,911	CCL Industries, Inc. Class B	5,360,999
213,655	Cenovus Energy, Inc.	6,450,244
102,415	CGI, Inc.	7,491,038
7,691	Dollarama, Inc.	1,046,976
144,933	Element Fleet Management Corp.	3,250,235
57,023	Emera, Inc.(1)	3,044,939
7,950	Fairfax Financial Holdings Ltd.	13,303,705
43,986	Fortis, Inc.	2,502,108
89,176	George Weston Ltd.	6,659,992
60,881	Gildan Activewear, Inc.(1)	3,371,590
257,272	Great-West Lifeco, Inc.	17,044,488
86,104	iA Financial Corp., Inc.	12,721,799
37,340	Imperial Oil Ltd.	4,837,684
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Canada - 18.7% - (continued)
14,613	Intact Financial Corp.	$2,867,183
228,340	Loblaw Cos. Ltd.	10,711,805
188,422	Magna International, Inc.	12,925,749
271,915	Manulife Financial Corp.	12,067,882
13,528	Metro, Inc.	898,556
69,536	National Bank of Canada	11,239,468
13,211	Nutrien Ltd.	911,214
168,665	Power Corp. of Canada	11,518,058
13,441	Restaurant Brands International, Inc.	994,903
110,957	Rogers Communications, Inc. Class B	3,753,801
95,068	Royal Bank of Canada	19,883,738
42,272	Stantec, Inc.	2,981,052
165,281	Sun Life Financial, Inc.	13,703,413
127,439	Suncor Energy, Inc.	8,551,953
55,737	TFI International, Inc.	7,525,610
37,018	Toromont Industries Ltd.	5,564,377
155,172	Toronto-Dominion Bank	18,587,235
502,175	Whitecap Resources, Inc.	5,920,786
		303,937,792
	China - 2.0%
2,769,000	BOC Hong Kong Holdings Ltd.	18,432,692
706,000	SITC International Holdings Co. Ltd.	3,554,489
1,137,400	Wilmar International Ltd.	3,481,837
2,227,100	Yangzijiang Shipbuilding Holdings Ltd.	6,800,305
		32,269,323
	Denmark - 0.4%
23,465	Coloplast AS Class B	1,550,910
7,826	NKT AS*	1,064,868
192,441	Tryg AS	4,582,387
		7,198,165
	Finland - 1.6%
31,802	Kesko OYJ Class B	789,607
91,099	Kone OYJ Class B	5,251,176
1,377,935	Nokia OYJ ADR	12,594,326
50,341	Orion OYJ Class B	4,697,296
259,050	Sampo OYJ Class A	2,868,432
		26,200,837
	France - 4.4%
8,930	AXA SA	461,732
80,125	Capgemini SE	9,449,246
174,560	Cie Generale des Etablissements Michelin SCA	7,023,371
93,805	Credit Agricole SA	2,080,299
39,961	Danone SA	3,104,374
465,474	Engie SA	14,518,783
7,801	EssilorLuxottica SA	1,472,420
717,387	Orange SA	13,676,699
40,585	Publicis Groupe SA	4,324,895
124,759	TotalEnergies SE	10,969,433
36,335	Vinci SA	5,123,229
		72,204,481
	Germany - 4.2%
21,983	Allianz SE	10,939,018
11,084	Bayerische Motoren Werke AG	756,235
10,856	Deutsche Boerse AG	3,276,223
103,628	Deutsche Post AG	6,886,675
40,250	Deutsche Telekom AG	1,239,245
566,645	E.ON SE	12,201,302
65,902	Fresenius SE & Co. KGaA	3,375,662
12,849	Hannover Rueck SE	3,704,722
20,636	Heidelberg Materials AG	3,822,581
77,733	Mercedes-Benz Group AG	4,179,328
40,520	Merck KGaA	6,673,690
7,239	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,349,313
The accompanying notes are an integral part of these financial statements.

7

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Germany - 4.2% - (continued)
78,767	RWE AG	$5,181,956
11,497	SAP SE	2,085,770
		68,671,720
	Guatemala - 1.1%
183,148	Millicom International Cellular SA	17,486,971
	Hong Kong - 2.2%
1,043,500	CK Asset Holdings Ltd.	6,366,180
695,980	CLP Holdings Ltd.	6,931,754
2,019,000	HKT Trust & HKT Ltd.	3,416,666
1,201,500	MTR Corp. Ltd.(1)	5,074,689
1,705,591	Sino Land Co. Ltd.	2,327,309
271,000	Sun Hung Kai Properties Ltd.	4,257,703
7,424,792	WH Group Ltd.(2)	8,000,853
		36,375,154
	Indonesia - 0.1%
21,026	Jardine Matheson Holdings Ltd.	1,396,337
	Ireland - 1.3%
50,953	AerCap Holdings NV	7,688,808
1,094,549	AIB Group PLC	12,914,456
		20,603,264
	Israel - 3.3%
421,778	Bank Hapoalim BM	10,238,152
372,786	Bank Leumi Le-Israel BM	8,812,755
1,643,431	Bezeq The Israeli Telecommunication Corp. Ltd.	3,929,658
526,277	El Al Israel Airlines	2,335,648
8,643	FIBI Holdings Ltd.	846,476
40,251	First International Bank of Israel Ltd.	3,107,404
540,798	Israel Discount Bank Ltd. Class A	5,644,369
45,241	Matrix IT Ltd.	1,277,973
65,812	Mizrahi Tefahot Bank Ltd.	4,893,749
28,784	One Software Technologies Ltd.	614,567
88,636	Partner Communications Co. Ltd.	1,091,831
5,318	Paz Retail & Energy Ltd.	1,498,762
98,384	Phoenix Financial Ltd.	5,526,198
116,779	Shufersal Ltd.	1,666,937
33,860	Strauss Group Ltd.	1,280,469
		52,764,948
	Italy - 1.8%
325,589	Enel SpA	3,670,766
95,454	Eni SpA	2,633,593
39,759	Generali(1)	2,012,309
567,212	Italgas SpA	5,838,208
40,981	Poste Italiane SpA	1,235,819
99,585	Ryanair Holdings PLC ADR	5,826,718
282,148	Snam SpA	1,911,393
88,405	Terna - Rete Elettrica Nazionale	1,014,295
172,376	Unipol Assicurazioni SpA	5,368,715
		29,511,816
	Ivory Coast - 0.1%
21,556	Endeavour Mining PLC	1,019,371
	Japan - 19.6%
1,465	Advance Residence Investment Corp. REIT	1,360,801
72,500	AGC, Inc.	2,767,954
627,500	Asahi Kasei Corp.	6,788,311
817,900	Astellas Pharma, Inc.	11,311,137
261,500	Azbil Corp.	2,735,301
214,686	Bridgestone Corp.	5,346,083
199,200	Brother Industries Ltd.	5,018,001
189,003	Canon, Inc.(1)	5,256,117
125,600	Central Japan Railway Co.	3,145,818
41,900	Chubu Electric Power Co., Inc.	733,398
97,200	COMSYS Holdings Corp.	3,214,666
184,300	Dai Nippon Printing Co. Ltd.	3,381,582
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Japan - 19.6% - (continued)
258,200	Daito Trust Construction Co. Ltd.(1)	$5,463,186
97,300	Daiwa House Industry Co. Ltd.	2,858,655
3,005	Daiwa House Investment Corp. REIT	2,330,774
32,300	East Japan Railway Co.	745,705
98,300	Electric Power Development Co. Ltd. Class C	2,345,988
153,100	EXEO Group, Inc.	2,517,292
177,000	FUJIFILM Holdings Corp.	4,193,085
783	GLP J-Reit	713,048
270,900	Hachijuni Nagano Bank Ltd.	4,267,026
193,800	Haseko Corp.	3,383,665
32,500	Horiba Ltd.	5,240,619
1,100	Hoya Corp.	170,466
17,700	Isuzu Motors Ltd.	267,070
4,502	Japan Metropolitan Fund Invest REIT	3,333,558
479,400	Japan Post Bank Co. Ltd.	9,366,704
94,100	Japan Post Holdings Co. Ltd.	1,407,732
613,700	Japan Post Insurance Co. Ltd.	6,825,955
115,200	Kandenko Co. Ltd.	3,883,772
15,900	KDDI Corp.	291,687
2,767	KDX Realty Investment Corp. REIT	2,712,694
108,500	Kinden Corp.	4,831,308
140,100	Kobe Steel Ltd.	1,827,525
5,800	Kurita Water Industries Ltd.	318,440
61,900	Kyowa Kirin Co. Ltd.	993,082
147,600	Kyushu Railway Co.	3,333,456
30,700	Marubeni Corp.	1,002,799
106,500	McDonald's Holdings Co. Japan Ltd.	5,404,428
122,100	Mebuki Financial Group, Inc.	1,147,959
99,750	Medipal Holdings Corp.	1,806,119
257,932	MEIJI Holdings Co. Ltd.	6,137,883
32,300	Mitsubishi Chemical Group Corp.	240,995
242,600	Mitsubishi Corp.	7,276,857
108,300	Mitsubishi HC Capital, Inc.	1,001,890
12,400	Mizuho Financial Group, Inc.	636,023
3,500	MS&AD Insurance Group Holdings, Inc.	108,237
33,985	NEC Corp.	1,011,706
208,000	NGK Corp.	7,307,596
111,100	NH Foods Ltd.	4,360,967
9,300	NHK Spring Co. Ltd.	210,853
227,200	Nippon Express Holdings, Inc.	7,531,239
4,550	Nippon Prologis, Inc. REIT	2,588,978
60,800	Nissan Chemical Corp.	2,865,017
168,700	Niterra Co. Ltd.	9,975,258
2,394	Nomura Real Estate Master Fund, Inc. REIT	2,295,895
1,313,200	NTT, Inc.	1,256,911
114,500	Obayashi Corp.	2,275,258
377,700	Oji Holdings Corp.	2,086,987
612,500	Ono Pharmaceutical Co. Ltd.	9,170,670
23,700	ORIX Corp.	954,103
3,651	Orix J, Inc. REIT	2,364,064
161,946	Osaka Gas Co. Ltd.	5,609,246
317,800	Otsuka Corp.	6,534,635
186,900	Otsuka Holdings Co. Ltd.	13,029,298
1,277,800	Persol Holdings Co. Ltd.	2,117,027
315,600	Ricoh Co. Ltd.	3,130,728
336,900	Santen Pharmaceutical Co. Ltd.	3,986,306
102,200	Secom Co. Ltd.	4,417,274
364,600	Seiko Epson Corp.	6,755,032
222,565	Sekisui Chemical Co. Ltd.	3,725,142
18,700	Shimadzu Corp.	480,815
414,500	Shionogi & Co. Ltd.	7,571,507
186,000	Skylark Holdings Co. Ltd.(1)	3,669,185
157,300	Sojitz Corp.	5,315,945
21,300	Sompo Holdings, Inc.	951,527
111,193	Subaru Corp.	1,896,339
488,200	Sumitomo Corp.	5,120,389
57,400	Sumitomo Mitsui Financial Group, Inc.	2,456,421
The accompanying notes are an integral part of these financial statements.

8

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Japan - 19.6% - (continued)
402,800	Sumitomo Mitsui Trust Group, Inc.	$4,184,212
36,800	Suntory Beverage & Food Ltd.	1,063,150
473,700	Takashimaya Co. Ltd.	6,769,693
180,000	Takeda Pharmaceutical Co. Ltd.	6,232,313
136,400	TISI, Inc.	3,238,135
13,396	Tokyo Gas Co. Ltd.	523,220
17,900	Tokyo Tatemono Co. Ltd.	380,765
238,100	Tosoh Corp.	4,053,195
137,700	Toyo Tire Corp.	3,701,404
1,337	United Urban Investment Corp. REIT	1,367,859
133,400	West Japan Railway Co.	2,514,262
61,300	Yokogawa Electric Corp.	2,226,011
		318,721,388
	Netherlands - 3.3%
116,183	ABN AMRO Bank NV(3)	5,213,297
5,201	ASM International NV	4,794,387
10,808	ASML Holding NV	17,606,232
316,239	Koninklijke Ahold Delhaize NV(1)	12,501,837
38,851	Koninklijke Philips NV	1,016,478
75,725	NN Group NV	7,109,429
65,901	Wolters Kluwer NV	5,146,821
		53,388,481
	New Zealand - 0.5%
430,202	Auckland International Airport Ltd.	2,201,960
290,944	Contact Energy Ltd.	1,555,857
127,884	Fisher & Paykel Healthcare Corp. Ltd. Class C(1)	3,057,896
40,555	Freightways Group Ltd.	330,075
804,601	Precinct Properties Group REIT	496,465
708,620	Spark New Zealand Ltd.	811,249
		8,453,502
	Norway - 2.5%
31,518	Aker BP ASA	1,111,614
476,973	Equinor ASA	19,432,569
53,270	Europris ASA(2)	479,105
68,047	Frontline PLC	2,679,010
89,144	Kitron ASA	816,791
905,335	Norsk Hydro ASA	8,272,319
260,816	Orkla ASA	2,898,506
21,732	SpareBank 1 Nord Norge	362,590
30,127	SpareBank 1 SMN	623,620
98,846	Storebrand ASA	2,099,026
162,075	Telenor ASA	2,286,501
		41,061,651
	Portugal - 0.0%
34,378	Jeronimo Martins SGPS SA	686,650
	Singapore - 3.1%
566,880	CapitaLand Ascendas REIT*	1,134,820
1,279,100	CapitaLand Integrated Commercial Trust REIT*	2,480,884
46,509	DBS Group Holdings Ltd.	2,681,567
716,152	Oversea-Chinese Banking Corp. Ltd.	16,249,811
1,378,400	Singapore Airlines Ltd.	8,267,394
859,900	Singapore Technologies Engineering Ltd.	6,751,669
288,500	Singapore Telecommunications Ltd.	997,772
280,000	United Overseas Bank Ltd.	9,465,649
372,200	UOL Group Ltd.	2,870,213
		50,899,779
	Spain - 1.9%
75,384	ACS Actividades de Construccion y Servicios SA	9,566,652
117,720	Aena SME SA(2)	3,613,610
192,595	CaixaBank SA	2,784,279
109,273	Iberdrola SA	2,596,200
34,675	Industria de Diseno Textil SA	2,251,691
330,582	Repsol SA	10,033,657
		30,846,089
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Sweden - 2.6%
39,157	Alfa Laval AB	$2,313,300
28,448	Atea ASA*	513,517
68,791	Axfood AB	1,754,387
186,614	Essity AB Class B	5,422,369
5,812	Evolution AB*(2)	443,637
44,084	H & M Hennes & Mauritz AB Class B(1)	804,972
19,460	Industrivarden AB Class A	1,119,868
51,073	Investor AB Class A	2,162,840
214,861	Securitas AB Class B	3,445,884
33,783	SSAB AB Class A	354,474
51,115	Svenska Handelsbanken AB Class A	780,388
57,305	Swedbank AB Class A	2,288,596
50,489	Tele2 AB Class B(1)	874,031
1,372,149	Telefonaktiebolaget LM Ericsson Class B	13,494,237
1,246,988	Telia Co. AB(1)	5,774,835
		41,547,335
	Switzerland - 2.1%
7	Chocoladefabriken Lindt & Spruengli AG	822,817
1,035	Geberit AG	680,832
15,726	Nestle SA	1,574,641
118,439	Sandoz Group AG	9,626,783
7,881	Schindler Holding AG	2,410,911
1,658	Swiss Life Holding AG	1,956,688
15,006	Swisscom AG	11,536,656
7,062	Zurich Insurance Group AG	5,375,168
		33,984,496
	United Kingdom - 6.4%
15,430	Admiral Group PLC	783,253
62,203	AstraZeneca PLC	10,552,117
214,822	Aviva PLC	2,004,597
313,914	BAE Systems PLC	8,846,099
272,608	Beazley PLC	4,734,357
74,661	British American Tobacco PLC ADR	4,528,190
3,026,158	Centrica PLC	6,312,301
59,500	CK Hutchison Holdings Ltd.	558,457
41,297	Coca-Cola Europacific Partners PLC	4,520,370
83,034	Compass Group PLC	2,633,008
268,887	GSK PLC ADR	13,898,769
179,367	HSBC Holdings PLC	3,804,199
95,899	Imperial Brands PLC	3,645,834
646,277	NatWest Group PLC	6,138,536
68,056	Next PLC	13,595,997
163,513	Sage Group PLC	2,141,504
211,933	Smith & Nephew PLC	3,304,145
12,703	Smiths Group PLC	451,651
50,461	Standard Chartered PLC	1,485,825
1,104,177	Tesco PLC	7,273,707
32,745	Unilever PLC	2,090,078
		103,302,994
	United States - 5.1%
4,983	AP Moller - Maersk AS Class B	13,349,616
85,905	BP PLC ADR	3,884,624
113,071	Ferrovial NV	7,360,922
1,184,793	Haleon PLC	5,792,584
88,741	Holcim AG*	8,044,330
90,996	Novartis AG	14,239,038
33,332	Roche Holding AG	14,567,944
75,505	Sanofi SA	6,469,375
102,002	Shell PLC	4,644,503
26,145	Swiss Re AG	4,357,769
		82,710,705
	Total Common Stocks (cost $1,236,889,560)	$1,615,630,732
The accompanying notes are an integral part of these financial statements.

9

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.1%
	Germany - 0.1%
21,885	Henkel AG & Co. KGaA (Preference Shares)(4)		$1,904,095
4,812	Volkswagen AG (Preference Shares)(4)		413,351
	Total Preferred Stocks (cost $2,120,308)		$2,317,446
WARRANTS - 0.0%
	Canada - 0.0%
1,030	Constellation Software, Inc. Expires 03/31/2040*(5)(6)		$—
	Total Warrants (cost $—)		$—
	Total Long-Term Investments (cost $1,239,009,868)		$1,617,948,178
SHORT-TERM INVESTMENTS - 0.4%
	Securities Lending Collateral - 0.4%
6,979,983	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(7)		$6,979,983
	Total Short-Term Investments (cost $6,979,983)		$6,979,983
	Total Investments (cost $1,245,989,851)	99.9%	$1,624,928,161
	Other Assets and Liabilities	0.1%	1,246,507
	Net Assets	100.0%	$1,626,174,668
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2026, the aggregate value of these securities was
$12,537,205, representing 0.8% of net assets.

(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2026, the aggregate value of this security was $5,213,297, representing 0.3% of net assets.

(4)	Currently no rate available.
(5)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2023	Constellation Software, Inc. Expires 03/31/2040 Warrants	1,030	$—	$—

(6)	Investment valued using significant unobservable inputs.
(7)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	26	09/18/2026	$4,136,990	$12,362
Total futures contracts				$12,362
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

10

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
July 31, 2026

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$1,615,630,732	$1,615,630,732	$—	$—
Preferred Stocks	2,317,446	2,317,446	—	—
Warrants	—	—	—	—
Short-Term Investments	6,979,983	6,979,983	—	—
Futures Contracts(2)	12,362	12,362	—	—
Total	$1,624,940,523	$1,624,940,523	$—	$—

(1)	For the year ended July 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended July 31, 2026 is not presented.
The accompanying notes are an integral part of these financial statements.

11

Hartford Multifactor Emerging Markets ETF
Schedule of Investments
July 31, 2026

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7%
	Australia - 0.3%
3,794	Anglogold Ashanti PLC	$300,940
	Brazil - 3.8%
162,180	Ambev SA	510,419
2,290	Axia Energia SA	23,812
67,617	Banco Bradesco SA ADR	244,098
7,611	BB Seguridade Participacoes SA	61,809
52,047	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	283,763
14,611	Equatorial SA	111,179
32,518	Itau Unibanco Holding SA ADR	275,102
30,761	NU Holdings Ltd. Class A*	440,805
97,439	Raia Drogasil SA	354,418
45,092	Telefonica Brasil SA	289,599
61,475	TIM SA	235,100
82,672	TOTVS SA	505,406
29,972	Vale SA ADR	451,378
8,689	Vibra Energia SA	61,653
19,050	WEG SA	176,977
		4,025,518
	Chile - 2.3%
2,908,941	Banco de Chile	606,899
2,548	Banco de Credito e Inversiones SA	183,593
5,742	Banco Itau Chile SA	129,871
1,125,463	Banco Santander Chile	98,173
19,315	Falabella SA	129,311
16,333	Latam Airlines Group SA ADR	861,729
19,454	Parque Arauco SA	82,616
70,493	Plaza SA	286,224
652	Sociedad Quimica y Minera de Chile SA ADR	43,723
		2,422,139
	China - 19.2%
16,500	3SBio, Inc.*(1)	35,182
1,191,000	Agricultural Bank of China Ltd. Class H	958,377
42,000	Air China Ltd. Class H*(2)	22,870
20,200	Alibaba Group Holding Ltd.	301,393
196,000	Aluminum Corp. of China Ltd. Class H	211,457
8,500	Anhui Conch Cement Co. Ltd. Class H	20,042
7,200	ANTA Sports Products Ltd.	72,490
22,714	Baidu, Inc. Class A*	306,750
1,244,000	Bank of China Ltd. Class H	874,112
170,000	Bank of Communications Co. Ltd. Class H	163,895
831,000	CGN Power Co. Ltd. Class H(1)	306,263
129,000	China CITIC Bank Corp. Ltd. Class H	127,164
809,000	China Construction Bank Corp. Class H	950,175
44,000	China Eastern Airlines Corp. Ltd. Class H*(2)	18,404
1,700	China Gold International Resources Corp. Ltd.	38,134
97,000	China Hongqiao Group Ltd.	303,558
171,000	China Life Insurance Co. Ltd. Class H	636,758
54,500	China Merchants Bank Co. Ltd. Class H	353,761
27,800	China Pacific Insurance Group Co. Ltd. Class H	108,341
426,000	China Petroleum & Chemical Corp. Class H	240,663
30,774	China Resources Mixc Lifestyle Services Ltd.(1)	156,664
26,000	China Resources Power Holdings Co. Ltd.	64,125
99,500	China Shenhua Energy Co. Ltd. Class H	551,452
24,800	China Taiping Insurance Holdings Co. Ltd.	69,641
30,100	China Tourism Group Duty Free Corp. Ltd. Class H(1)(2)	205,744
160,500	China Tower Corp. Ltd. Class H(1)	205,292
216,000	Chongqing Rural Commercial Bank Co. Ltd. Class H	180,698
114,000	Chow Tai Fook Jewellery Group Ltd.(2)	179,833
90,000	CMOC Group Ltd. Class H	193,851
31,000	COSCO SHIPPING Holdings Co. Ltd. Class H(2)	62,343
394,000	CSPC Pharmaceutical Group Ltd.	431,101
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7% - (continued)
	China - 19.2% - (continued)
21,900	ENN Energy Holdings Ltd.	$131,094
41,200	Fuyao Glass Industry Group Co. Ltd. Class H(1)	312,089
40,400	H World Group Ltd.	171,459
179,000	Haidilao International Holding Ltd.(1)(2)	271,413
69,800	Haier Smart Home Co. Ltd. Class H	201,168
138,000	Hansoh Pharmaceutical Group Co. Ltd.(1)	566,318
47,482	Hua Hong Grace Semiconductor Ltd. Class H*(1)	776,875
380,000	Huaneng Power International, Inc. Class H(2)	292,211
1,105,000	Industrial & Commercial Bank of China Ltd. Class H	1,058,273
17,000	Innovent Biologics, Inc.*(1)	187,959
40,000	Jiangxi Copper Co. Ltd. Class H	179,453
19,000	Kingdee International Software Group Co. Ltd.*	20,183
15,800	Kuaishou Technology(1)	88,051
308,000	Kunlun Energy Co. Ltd.	284,371
220,000	Lenovo Group Ltd.	669,404
84,500	Li Ning Co. Ltd.	163,254
32,000	Meituan Class B*(1)	377,474
4,500	Midea Group Co. Ltd. Class H	57,013
31,380	NetEase, Inc.	831,560
16,600	New China Life Insurance Co. Ltd. Class H	102,374
94,500	New Oriental Education & Technology Group, Inc.	545,674
39,800	Nongfu Spring Co. Ltd. Class H(1)	222,205
440,000	People's Insurance Co. Group of China Ltd. Class H	306,366
588,000	PetroChina Co. Ltd. Class H	745,348
112,000	PICC Property & Casualty Co. Ltd. Class H	234,238
44,500	Ping An Insurance Group Co. of China Ltd. Class H	332,831
9,400	Pop Mart International Group Ltd.(1)(2)	194,914
193,000	Postal Savings Bank of China Co. Ltd. Class H(1)	125,031
14,800	SF Holding Co. Ltd. Class H	63,831
13,250	Shandong Gold Mining Co. Ltd. Class H(1)	34,064
243,000	Sino Biopharmaceutical Ltd.	155,872
36,000	Sinopharm Group Co. Ltd. Class H	79,790
7,800	Tencent Holdings Ltd.	472,679
156,000	Tongcheng Travel Holdings Ltd.(3)	284,085
4,450	Trip.com Group Ltd.*	207,927
122,000	Weichai Power Co. Ltd. Class H	512,482
113,000	Xiaomi Corp. Class B*(1)(2)	414,729
1,300	Yum China Holdings, Inc.	61,804
9,500	Zhaojin Mining Industry Co. Ltd. Class H	25,684
5,700	Zhuzhou CRRC Times Electric Co. Ltd. Class H	24,467
63,000	ZTE Corp. Class H(2)	199,727
2,950	ZTO Express Cayman, Inc.	70,274
		20,406,551
	Colombia - 0.2%
12,441	Grupo de Inversiones Suramericana SA	217,301
	India - 12.8%
54,456	Ashok Leyland Ltd.	94,844
16,039	AU Small Finance Bank Ltd.(1)	176,048
32,887	Axis Bank Ltd.	423,776
15,137	Bajaj Finance Ltd.	181,044
76,403	Bank of Baroda	194,261
76,383	Bharat Electronics Ltd.	310,487
32,490	Bharat Petroleum Corp. Ltd.	108,879
17,137	Bharti Airtel Ltd.	354,181
900	Britannia Industries Ltd.	51,091
196,831	Canara Bank	257,820
20,343	Coal India Ltd.	88,299
26,008	Coforge Ltd.	469,106
1,181	Eicher Motors Ltd.	96,959
48,831	Embassy Office Parks REIT	224,152
98,231	Federal Bank Ltd.	369,441
1,518	Glenmark Pharmaceuticals Ltd.	35,540
66,901	HCL Technologies Ltd.	944,390
The accompanying notes are an integral part of these financial statements.

12

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7% - (continued)
	India - 12.8% - (continued)
12,410	HDFC Bank Ltd.	$97,307
2,956	Hero MotoCorp Ltd.	166,861
10,182	Hindustan Unilever Ltd.	224,236
7,007	ICICI Bank Ltd. ADR	210,140
20,021	Indian Bank	175,523
15,433	Indus Towers Ltd.*	63,259
69,779	Infosys Ltd. ADR(2)	839,441
47,389	Kotak Mahindra Bank Ltd.	193,847
33,687	L&T Finance Ltd.	109,889
3,655	Larsen & Toubro Ltd.	150,885
13,705	LTM Ltd.(1)	626,553
5,158	Lupin Ltd.	130,551
2,394	Mahindra & Mahindra Ltd.	85,270
2,291	Maruti Suzuki India Ltd.	341,771
9,319	Mphasis Ltd.	228,768
675	Multi Commodity Exchange of India Ltd.	19,046
7,929	Muthoot Finance Ltd.	259,239
41,072	National Aluminium Co. Ltd.	150,681
478	Navin Fluorine International Ltd.	37,911
14,462	Nestle India Ltd.	228,809
46,984	NTPC Ltd.	170,992
2,103	Oracle Financial Services Software Ltd.	246,546
8,829	Persistent Systems Ltd.	513,464
90,181	Punjab National Bank	106,527
70,210	Samvardhana Motherson International Ltd.	110,928
12,972	Shriram Finance Ltd.	142,303
57,264	State Bank of India	616,602
17,780	Sun Pharmaceutical Industries Ltd.	370,917
34,716	Tata Consultancy Services Ltd.	860,705
1,030	Tata Elxsi Ltd.	39,649
45,786	Tech Mahindra Ltd.	792,396
6,263	Torrent Pharmaceuticals Ltd.	336,258
3,810	TVS Motor Co. Ltd.	172,226
63,354	Union Bank of India Ltd.	113,701
17,594	Vedanta Aluminium Metal Ltd.*	83,752
17,594	Vedanta Iron & Steel Ltd.*	5,952
18,155	Vedanta Ltd.	50,280
17,594	Vedanta Oil & Gas Ltd.*	6,553
17,594	Vedanta Power Ltd.*	6,365
69,040	Wipro Ltd. ADR(2)	136,699
		13,603,120
	Indonesia - 2.1%
677,200	ANTAM Persero Tbk. PT	108,388
1,348,600	Astra International Tbk. PT	382,231
567,600	Bank Central Asia Tbk. PT	199,515
1,756,200	Bank Mandiri Persero Tbk. PT	408,940
606,300	Bank Negara Indonesia Persero Tbk. PT	118,942
1,345,600	Bank Rakyat Indonesia Persero Tbk. PT	227,333
2,930,400	Kalbe Farma Tbk. PT	118,069
3,001,300	Perusahaan Gas Negara Persero Tbk. PT	250,192
2,090,300	Telkom Indonesia Persero Tbk. PT	305,518
51,700	United Tractors Tbk. PT	68,812
		2,187,940
	Malaysia - 3.2%
148,746	CIMB Group Holdings Bhd.	287,191
6,400	Fraser & Neave Holdings Bhd.	43,695
18,700	Hong Leong Bank Bhd.	100,856
103,900	IGB Real Estate Investment Trust REIT	69,919
29,300	IHH Healthcare Bhd.	59,869
158,344	Malayan Banking Bhd.	422,354
424,814	Mr. DIY Group M Bhd.(1)	164,250
10,700	Nestle Malaysia Bhd.	264,718
127,600	Press Metal Aluminium Holdings Bhd.	248,549
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7% - (continued)
	Malaysia - 3.2% - (continued)
299,500	Public Bank Bhd.	$378,910
79,994	RHB Bank Bhd.	167,368
122,200	Telekom Malaysia Bhd.	231,751
105,600	Tenaga Nasional Bhd.	377,281
128,700	TIME dotCom Bhd.	188,964
47,000	United Plantations Bhd.	387,823
		3,393,498
	Mexico - 3.7%
281,546	America Movil SAB de CV Series B	358,131
13,995	Arca Continental SAB de CV(2)	160,080
43,068	Cemex SAB de CV ADR	509,064
2,563	Coca-Cola Femsa SAB de CV ADR	277,496
119,412	Fibra Uno Administracion SA de CV REIT	214,661
3,298	Fomento Economico Mexicano SAB de CV ADR	422,111
2,486	Grupo Aeroportuario del Centro Norte SAB de CV	33,145
289	Grupo Aeroportuario del Pacifico SAB de CV ADR	62,814
60	Grupo Aeroportuario del Sureste SAB de CV ADR(2)	16,537
49,154	Grupo Bimbo SAB de CV Series A	175,874
55,068	Grupo Financiero Banorte SAB de CV Class O	636,616
40,403	Grupo Mexico SAB de CV Series B	483,707
81,047	Prologis Property Mexico SA de CV REIT	363,325
50,064	Sigma Foods SAB de CV	50,957
74,283	Wal-Mart de Mexico SAB de CV	215,138
		3,979,656
	Philippines - 2.2%
249,240	Bank of the Philippine Islands	417,300
156,570	BDO Unibank, Inc.	318,408
68,700	International Container Terminal Services, Inc.	1,080,661
25,010	Manila Electric Co.	196,093
71,190	Metropolitan Bank & Trust Co.	76,400
10,190	PLDT, Inc.	202,402
651,900	Real Commercial, Inc. REIT	77,734
		2,368,998
	Poland - 2.4%
12,927	Asseco Poland SA	689,792
701	KGHM Polska Miedz SA	57,668
19	LPP SA	110,242
19,627	ORLEN SA	776,188
17,940	Powszechna Kasa Oszczednosci Bank Polski SA	536,369
15,816	Powszechny Zaklad Ubezpieczen SA	300,316
18,924	Tauron Polska Energia SA	45,558
		2,516,133
	Romania - 0.2%
18,046	NEPI Rockcastle NV*	165,073
	Russia - 0.0%
70,980	Gazprom PJSC*(4)	—
3,097	Gazprom PJSC ADR*(4)	—
38,700	GMK Norilskiy Nickel PAO*(4)	—
310	LUKOIL PJSC*(4)	—
87	LUKOIL PJSC ADR*(4)	—
7	MMC Norilsk Nickel PJSC ADR*(4)	—
64,472	Sberbank of Russia PJSC*(4)	—
		—
	Saudi Arabia - 5.0%
34,029	Al Rajhi Bank	566,773
14,836	Alinma Bank	92,283
23,336	Banque Saudi Fransi	122,785
8,923	Dar Al Arkan Real Estate Development Co.*	43,694
735	Dr. Sulaiman Al Habib Medical Services Group Co.	45,993
49,557	Electrical Industries Co.	186,721
1,757	Elm Co.	317,200
The accompanying notes are an integral part of these financial statements.

13

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7% - (continued)
	Saudi Arabia - 5.0% - (continued)
24,702	Etihad Etisalat Co.	$408,795
169,616	Jarir Marketing Co.	750,637
4,862	Riyad Bank	26,333
10,226	SABIC Agri-Nutrients Co.	334,649
137,436	Saudi Arabian Oil Co.(1)	969,060
10,831	Saudi Awwal Bank	97,596
43,499	Saudi Investment Bank	160,537
68,665	Saudi National Bank	716,727
40,403	Saudi Telecom Co.	464,115
		5,303,898
	South Africa - 1.2%
1,304	Absa Group Ltd.	17,956
87,006	FirstRand Ltd.	518,738
10,129	Gold Fields Ltd. ADR	328,382
3,864	Harmony Gold Mining Co. Ltd. ADR	60,858
4,324	MTN Group Ltd.	53,548
5,649	Standard Bank Group Ltd.	112,364
17,493	Vodacom Group Ltd.	169,146
		1,260,992
	South Korea - 12.1%
556	ABLBio, Inc.*	26,051
1,943	Hana Financial Group, Inc.	170,900
1,853	Hanmi Semiconductor Co. Ltd.	278,788
98	Hanwha Aerospace Co. Ltd.	63,033
951	HD Hyundai Co. Ltd.	133,141
288	HD Hyundai Electric Co. Ltd.	138,172
725	HYBE Co. Ltd.*	85,839
1,033	Hyundai Glovis Co. Ltd.	144,911
1,290	Hyundai Mobis Co. Ltd.	430,694
685	Hyundai Motor Co.	186,421
1,962	KB Financial Group, Inc.	231,884
5,683	Kia Corp.	525,768
10,917	Korea Electric Power Corp.	266,474
4,086	KT&G Corp.	513,294
3,835	LG Electronics, Inc.	436,034
1,470	NAVER Corp.	214,463
311	Samsung Biologics Co. Ltd.*(1)	323,936
431	Samsung C&T Corp.	106,261
3,061	Samsung Electro-Mechanics Co. Ltd.	2,451,892
6,705	Samsung Electronics Co. Ltd.	1,234,525
670	Samsung Fire & Marine Insurance Co. Ltd.	297,005
589	Samsung Life Insurance Co. Ltd.	128,690
1,399	Samsung SDI Co. Ltd.*	389,565
7,249	Samsung SDS Co. Ltd.	1,047,411
4,716	Shinhan Financial Group Co. Ltd.	333,100
1,376	SK Hynix, Inc.	1,658,110
12,956	SK Telecom Co. Ltd.	739,720
13,818	Woori Financial Group, Inc.*	325,654
		12,881,736
	Taiwan - 21.5%
11,000	Accton Technology Corp.	723,259
61,000	ASE Technology Holding Co. Ltd.	1,047,526
3,300	ASPEED Technology, Inc.	1,483,106
15,000	Cathay Financial Holding Co. Ltd.	47,109
17,000	Chroma ATE, Inc.	1,104,613
94,000	Chunghwa Telecom Co. Ltd.	405,737
90,621	Compeq Manufacturing Co. Ltd.	473,868
107,000	CTBC Financial Holding Co. Ltd.	214,867
18,000	Delta Electronics, Inc.	913,395
8,000	Elite Material Co. Ltd.	1,174,541
6,000	Global Unichip Corp.	706,396
12,000	Gold Circuit Electronics Ltd.	294,440
26,224	Hon Hai Precision Industry Co. Ltd.	203,259
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7% - (continued)
	Taiwan - 21.5% - (continued)
68,000	Hua Nan Financial Holdings Co. Ltd. Class C	$91,946
497,000	Innolux Corp.*	699,697
5,000	Jentech Precision Industrial Co. Ltd.	532,968
50,300	King Yuan Electronics Co. Ltd.	347,846
1,500	Largan Precision Co. Ltd.	187,274
83,245	Lite-On Technology Corp.	538,327
13,000	MediaTek, Inc.	1,429,964
7,000	MPI Corp.	1,143,600
48,000	Novatek Microelectronics Corp.	770,816
3,218	PharmaEssentia Corp.	105,544
10,000	Phison Electronics Corp.	507,441
11,000	Powerchip Semiconductor Manufacturing Corp.*	18,549
85,000	Powertech Technology, Inc.	619,372
43,000	Realtek Semiconductor Corp.	908,722
109,140	SinoPac Financial Holdings Co. Ltd.	137,105
72,000	Taiwan Mobile Co. Ltd.*	250,627
2,663	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,076,518
46,000	Tripod Technology Corp.	525,202
150,490	TS Financial Holding Co. Ltd.	167,397
22,000	Unimicron Technology Corp.	535,722
483,000	United Microelectronics Corp.	1,808,317
86,000	Winbond Electronics Corp.	345,927
3,000	Wiwynn Corp.	500,325
51,776	Yageo Corp.	804,219
		22,845,541
	Thailand - 2.8%
78,089	Advanced Info Service PCL NVDR	888,637
625,600	Bangkok Dusit Medical Services PCL NVDR	359,707
4,900	Bumrungrad Hospital PCL NVDR	27,514
93,900	CP ALL PCL NVDR	134,976
98,000	Delta Electronics Thailand PCL NVDR	815,872
28,600	Kasikornbank PCL NVDR	208,981
109,500	Krung Thai Bank PCL NVDR	145,104
239,900	PTT PCL NVDR	276,593
28,300	SCB X PCL NVDR	129,667
		2,987,051
	Turkey - 2.4%
113,196	Akbank TAS	151,008
64,716	Aselsan Elektronik Sanayi Ve Ticaret AS	466,053
5,524	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	34,347
65,556	BIM Birlesik Magazalar AS	538,314
159,850	Enerjisa Enerji AS(1)	366,286
3,069	Kiler Holding AS*	4,734
398,276	Mavi Giyim Sanayi Ve Ticaret AS Class B(1)	327,841
7,598	Migros Ticaret AS	100,002
94,976	Turkiye Petrol Rafinerileri AS	590,043
		2,578,628
	United States - 0.3%
14,100	BeOne Medicines Ltd. Class H*	348,832
	Total Common Stocks (cost $83,754,780)	$103,793,545
PREFERRED STOCKS - 1.7%
	Brazil - 0.7%
86,688	Itausa SA (Preference Shares)(5)	$235,802
66,351	Petroleo Brasileiro SA - Petrobras (Preference Shares)(5)	567,046
		802,848
	Chile - 0.2%
35,887	Embotelladora Andina SA (Preference Shares)(5)	178,957
The accompanying notes are an integral part of these financial statements.

14

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 1.7% - (continued)
	Colombia - 0.8%
37,551	Grupo Cibest SA (Preference Shares)(5)		$889,073
	Total Preferred Stocks (cost $1,180,035)		$1,870,878
	Total Long-Term Investments (cost $84,934,815)		$105,664,423
SHORT-TERM INVESTMENTS - 1.2%
	Securities Lending Collateral - 1.2%
1,233,428	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(6)		$1,233,428
	Total Short-Term Investments (cost $1,233,428)		$1,233,428
	Total Investments (cost $86,168,243)	100.6%	$106,897,851
	Other Assets and Liabilities	(0.6)%	(654,067)
	Net Assets	100.0%	$106,243,784
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2026, the aggregate value of these securities was
$7,434,241, representing 7.0% of net assets.

(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2026, the aggregate value of this security was $284,085, representing 0.3% of net assets.

(4)	Investment valued using significant unobservable inputs.
(5)	Currently no rate available.
(6)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Markets Index Future	8	09/18/2026	$656,920	$(51,901)
Total futures contracts				$(51,901)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$103,793,545	$103,793,545	$—	$—
Preferred Stocks	1,870,878	1,870,878	—	—
Short-Term Investments	1,233,428	1,233,428	—	—
Total	$106,897,851	$106,897,851	$—	$—
Liabilities
Futures Contracts(2)	$(51,901)	$(51,901)	$—	$—
Total	$(51,901)	$(51,901)	$—	$—

(1)	For the year ended July 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended July 31, 2026 is not presented.
The accompanying notes are an integral part of these financial statements.

15

Hartford Multifactor Small Cap ETF
Schedule of Investments
July 31, 2026

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Automobiles & Components - 3.3%
27,122	Garrett Motion, Inc.	$844,850
244	LCI Industries	24,976
920	Patrick Industries, Inc.(1)	75,946
5,735	Phinia, Inc.	422,039
9,419	Standard Motor Products, Inc.	360,089
2,561	Strattec Security Corp.*(1)	225,086
878	Visteon Corp.	91,786
		2,044,772
	Banks - 9.5%
2,710	Arrow Financial Corp.	107,966
2,134	Bankwell Financial Group, Inc.	145,432
2,220	Banner Corp.	156,310
447	Business First Bancshares, Inc.	14,224
6,126	California BanCorp	130,484
2,502	Capital City Bank Group, Inc.	129,779
3,366	Cathay General Bancorp	212,698
3,085	Central Pacific Financial Corp.	121,549
1,698	CoastalSouth Bancshares, Inc.	46,304
1,958	Community Trust Bancorp, Inc.	153,605
1,855	Enterprise Financial Services Corp.	123,005
7,858	First BanCorp	227,332
688	First Commonwealth Financial Corp.	14,813
348	First Community Corp.	11,888
5,421	First Financial Bancorp	183,392
2,936	First Financial Corp.	236,495
3,960	First Hawaiian, Inc.	110,048
2,396	First Merchants Corp.	103,363
1,682	Franklin Financial Services Corp.	106,235
8,201	Fulton Financial Corp.	199,530
8,725	Hanmi Financial Corp.(1)	278,153
1,528	Hilltop Holdings, Inc.	60,264
349	HomeTrust Bancshares, Inc.	17,865
1,578	Independent Bank Corp.	60,280
150	International Bancshares Corp.	11,481
5,069	MVB Financial Corp.	155,365
2,177	National Bank Holdings Corp. Class A	94,025
957	NBT Bancorp, Inc.(1)	50,386
1,163	Northeast Community Bancorp, Inc.	31,052
7,284	Northwest Bancshares, Inc.	114,650
7,048	OFG Bancorp	372,557
4,920	Peoples Bancorp, Inc.	204,967
2,892	Preferred Bank	302,040
4,551	S&T Bancorp, Inc.	237,335
10,423	Shore Bancshares, Inc.	255,364
1,876	South Plains Financial, Inc.	84,120
325	Third Coast Bancshares, Inc.*	14,248
6,431	Towne Bank	243,799
1,331	TriCo Bancshares	76,586
7,209	TrustCo Bank Corp.	410,769
4,612	Univest Financial Corp.	204,035
383	WaFd, Inc.	14,083
		5,827,876
	Capital Goods - 6.2%
104	Alamo Group, Inc.	16,544
3,697	Apogee Enterprises, Inc.	146,401
142	Atkore, Inc.	10,360
2,051	Blue Bird Corp.*	152,574
15,518	DNOW, Inc.*	219,114
563	Douglas Dynamics, Inc.	24,845
621	DXP Enterprises, Inc.*	97,509
10,219	FreightCar America, Inc.*	81,446
5,049	Global Industrial Co.	180,451
1,043	Greenbrier Cos., Inc.	51,368
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Capital Goods - 6.2% - (continued)
278	IES Holdings, Inc.*	$206,982
10,268	Innovative Solutions & Support, Inc.*	187,802
7,538	Karat Packaging, Inc.	303,329
5,771	Kennametal, Inc.	196,041
254	LSI Industries, Inc.	5,941
4,400	Luxfer Holdings PLC	74,932
831	McGrath RentCorp	95,690
4,885	Miller Industries, Inc.	245,716
3,156	MSC Industrial Direct Co., Inc. Class A	389,450
1,007	Preformed Line Products Co.	359,479
7,024	Rush Enterprises, Inc. Class A	560,445
2,164	Tennant Co.	181,841
		3,788,260
	Commercial & Professional Services - 6.6%
6,145	Barrett Business Services, Inc.	239,901
4,691	Brady Corp. Class A	442,221
5,372	Civeo Corp.*(1)	169,272
4,765	Concentrix Corp.(1)	117,219
12,187	Deluxe Corp.	315,278
17,565	Ennis, Inc.	382,917
12,531	HNI Corp.	564,020
12,766	IBEX Holdings Ltd.*	451,150
1,365	ICF International, Inc.	110,456
5,625	Interface, Inc.	192,712
4,215	Kforce, Inc.	239,285
1,554	Korn Ferry	127,848
12,525	Mistras Group, Inc.*	190,505
456	Pitney Bowes, Inc.	7,994
21,641	Quad/Graphics, Inc.	224,850
3,152	Robert Half, Inc.	119,146
489	TriNet Group, Inc.	32,191
522	UniFirst Corp.	152,935
		4,079,900
	Consumer Discretionary Distribution & Retail - 4.0%
2,237	Academy Sports & Outdoors, Inc.	106,146
14,585	American Eagle Outfitters, Inc.	250,570
9,323	Buckle, Inc.	408,068
6,512	Build-A-Bear Workshop, Inc.(1)	220,887
941	Dillard's, Inc. Class A(1)	553,628
8,550	Haverty Furniture Cos., Inc.	210,672
8,541	J Jill, Inc.(1)	155,617
8,394	Kohl's Corp.	160,661
268	Penske Automotive Group, Inc.	58,239
3,030	Sally Beauty Holdings, Inc.*	45,359
549	Shoe Station Group, Inc.	8,345
1,146	Signet Jewelers Ltd.	106,463
10,202	Upbound Group, Inc.	197,817
		2,482,472
	Consumer Durables & Apparel - 4.0%
2,401	Acushnet Holdings Corp.	243,149
7,521	Carter's, Inc.	290,085
2,137	Columbia Sportswear Co.	126,895
26,583	Cricut, Inc. Class A(1)	124,674
11,746	Ethan Allen Interiors, Inc.	263,110
1,517	Flexsteel Industries, Inc.	112,304
3,455	G-III Apparel Group Ltd.	125,797
8,348	La-Z-Boy, Inc.	328,744
16,423	Leggett & Platt, Inc.	160,945
7,235	Levi Strauss & Co. Class A	177,402
5,545	Movado Group, Inc.	211,708
3,450	Smith & Wesson Brands, Inc.	50,198
The accompanying notes are an integral part of these financial statements.

16

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Consumer Durables & Apparel - 4.0% - (continued)
3,311	Steven Madden Ltd.	$152,571
2,080	Sturm Ruger & Co., Inc.	77,314
		2,444,896
	Consumer Services - 2.1%
18,300	ADT, Inc.	139,812
56	Graham Holdings Co. Class B	67,398
8,241	Laureate Education, Inc.*	315,713
326	Nathan's Famous, Inc.(1)	31,984
14,925	Perdoceo Education Corp.	474,764
2,960	Strategic Education, Inc.	242,720
225	Stride, Inc.*	18,065
		1,290,456
	Consumer Staples Distribution & Retail - 2.5%
4,327	Ingles Markets, Inc. Class A	389,474
2,486	PriceSmart, Inc.	482,060
4,664	Village Super Market, Inc. Class A	204,936
5,825	Weis Markets, Inc.	448,816
		1,525,286
	Energy - 2.9%
5,871	California Resources Corp.	308,932
16,352	Granite Ridge Resources, Inc.	77,672
3,801	International Seaways, Inc.	365,580
11,695	Liberty Energy, Inc.	218,814
3,806	Northern Oil & Gas, Inc.	80,497
2,303	Peabody Energy Corp.	49,100
1,110	PrimeEnergy Resources Corp.*(1)	204,351
6,558	Ranger Energy Services, Inc. Class A	105,256
1,242	Riley Exploration Permian, Inc.	42,563
3,812	SandRidge Energy, Inc.	53,063
53,801	VAALCO Energy, Inc.	286,759
		1,792,587
	Equity Real Estate Investment Trusts (REITs) - 5.1%
1,525	American Assets Trust, Inc. REIT	35,975
23,597	Apple Hospitality, Inc. REIT	389,586
8,207	Broadstone Net Lease, Inc. REIT	175,712
1,977	CBL & Associates Properties, Inc. REIT	116,070
1,112	COPT Defense Properties REIT	42,212
4,238	CTO Realty Growth, Inc. REIT	93,109
3,123	DiamondRock Hospitality Co. REIT	41,349
592	EPR Properties REIT	36,745
7,891	Farmland Partners, Inc. REIT	73,781
815	Four Corners Property Trust, Inc. REIT	20,864
4,985	Getty Realty Corp. REIT	170,188
3,086	Highwoods Properties, Inc. REIT	102,239
1,550	Innovative Industrial Properties, Inc. REIT	91,155
6,918	LTC Properties, Inc. REIT	278,380
721	LXP Industrial Trust REIT	43,642
1,485	National Health Investors, Inc. REIT	113,825
5,078	NETST Corp. REIT(1)	108,923
1,060	One Liberty Properties, Inc. REIT	25,769
11,165	Outfront Media, Inc. REIT	355,829
1,011	Park Hotels & Resorts, Inc. REIT	15,226
2,359	Postal Realty Trust, Inc. Class A, REIT	54,351
14,509	Rayonier, Inc. REIT	316,006
9,622	RLJ Lodging Trust REIT	117,869
5,605	SITE Centers Corp. REIT	23,989
11,258	Sunstone Hotel Investors, Inc. REIT	132,507
6,580	Urban Edge Properties REIT	149,103
		3,124,404
	Financial Services - 3.0%
4,087	Bread Financial Holdings, Inc.	441,682
8,039	Chicago Atlantic Real Estate Finance, Inc. REIT	78,461
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Financial Services - 3.0% - (continued)
38,647	DeFi Development Corp.*(1)	$98,936
4,652	Enact Holdings, Inc.	220,133
10,496	EZCORP, Inc. Class A*	312,466
4,750	Federated Hermes, Inc.	284,810
1,321	Oppenheimer Holdings, Inc. Class A	140,871
1,025	Radian Group, Inc.	39,965
39,264	Western Union Co.(1)	249,719
		1,867,043
	Food, Beverage & Tobacco - 2.3%
5,649	Cal-Maine Foods, Inc.	495,869
5,407	Del Monte Corp.	160,642
16,363	Flowers Foods, Inc.	114,868
1,584	John B Sanfilippo & Son, Inc.	131,092
4,656	Pilgrim's Pride Corp.	127,388
38	Seaboard Corp.	167,704
4,419	Universal Corp.	232,837
		1,430,400
	Health Care Equipment & Services - 10.2%
1,160	Acadia Healthcare Co., Inc.*(1)	34,359
2,231	Addus HomeCare Corp.*	257,636
8,666	Ardent Health, Inc.*	92,466
12,108	BrightSpring Health Services, Inc.*	722,969
4,906	Castle Biosciences, Inc.*	137,368
7,651	Concentra Group Holdings Parent, Inc.	242,154
2,398	CONMED Corp.	111,028
917	CorVel Corp.*	55,075
691	DaVita, Inc.*	165,902
6,605	Electromed, Inc.*	269,022
24,853	Embecta Corp.	90,465
3,219	Guardian Pharmacy Services, Inc. Class A*	127,247
6,121	Haemonetics Corp.*	523,590
7,309	HealthStream, Inc.	204,944
2,500	iRadimed Corp.	227,150
1,576	LeMaitre Vascular, Inc.	159,680
3,374	National HealthCare Corp.	762,625
12,032	NRC Health	234,744
87	Nutex Health, Inc.*	12,827
1,843	Omnicell, Inc.*	65,187
2,484	PACS Group, Inc.*	114,289
26,925	Pediatrix Medical Group, Inc.*	713,782
3,744	Pro-Dex, Inc.*	219,286
18,194	Tactile Systems Technology, Inc.*	512,525
16,912	Viemed Healthcare, Inc.*	197,363
		6,253,683
	Household & Personal Products - 0.3%
1,232	Nature's Sunshine Products, Inc.*	24,825
1,449	Oil-Dri Corp. of America	143,755
		168,580
	Insurance - 7.0%
1,059	Assured Guaranty Ltd.	87,600
2,596	Brighthouse Financial, Inc.*	160,718
7,129	CNO Financial Group, Inc.	392,737
14,878	Donegal Group, Inc. Class A	293,692
7,386	Employers Holdings, Inc.	373,362
19,262	Genworth Financial, Inc.*	189,345
6,701	Hamilton Insurance Group Ltd. Class B	240,968
365	HCI Group, Inc.	63,879
4,051	Horace Mann Educators Corp.	211,098
4,207	Kemper Corp.	119,395
4,651	Mercury General Corp.	498,215
3,449	Safety Insurance Group, Inc.(1)	356,592
12,708	SiriusPoint Ltd.*	300,544
The accompanying notes are an integral part of these financial statements.

17

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Insurance - 7.0% - (continued)
10,250	United Fire Group, Inc.	$526,440
11,801	Universal Insurance Holdings, Inc.	515,822
		4,330,407
	Materials - 3.1%
1,650	Cabot Corp.	145,233
6,104	Constellium SE*	169,569
1,679	Graphic Packaging Holding Co.	18,015
4,447	Greif, Inc. Class A	384,888
694	Hawkins, Inc.	88,853
551	Kaiser Aluminum Corp.	87,984
6,925	Myers Industries, Inc.	236,558
1,197	Sensient Technologies Corp.	148,033
32,484	SunCoke Energy, Inc.	275,464
10,346	Sylvamo Corp.	387,044
		1,941,641
	Media & Entertainment - 2.5%
6,210	John Wiley & Sons, Inc. Class A	324,162
9,433	Scholastic Corp.	383,452
26,521	Shutterstock, Inc.	143,213
22,489	Taboola.com Ltd.*	112,670
17,521	USA TODAY Co., Inc.*	152,258
15,247	Yelp, Inc.*	402,978
		1,518,733
	Pharmaceuticals, Biotechnology & Life Sciences - 9.0%
14,725	ACADIA Pharmaceuticals, Inc.*	380,936
10,884	Amneal Pharmaceuticals, Inc.*	199,395
17,341	Aurinia Pharmaceuticals, Inc.*	258,034
12,768	Collegium Pharmaceutical, Inc.*	451,859
18,434	Harmony Biosciences Holdings, Inc.*	649,614
16,861	Indivior Pharmaceuticals, Inc.*	674,609
14,251	Innoviva, Inc.*	298,843
3,524	Kiniksa Pharmaceuticals International PLC*	261,974
1,161	Mirum Pharmaceuticals, Inc.*	123,008
49,996	Organon & Co.	677,446
1,241	Pacira BioSciences, Inc.*	32,775
2,173	Perrigo Co. PLC	21,969
10,089	Phibro Animal Health Corp. Class A	366,533
1,466	Prestige Consumer Healthcare, Inc.*	73,623
1,028	Protagonist Therapeutics, Inc.*	140,466
55,155	Puma Biotechnology, Inc.*	437,379
34,217	SIGA Technologies, Inc.	111,890
8,483	Supernus Pharmaceuticals, Inc.*	378,596
		5,538,949
	Real Estate Management & Development - 0.4%
403	Forestar Group, Inc.*	11,345
11,036	RMR Group, Inc. Class A	210,125
		221,470
	Semiconductors & Semiconductor Equipment - 0.5%
1,489	Axcelis Technologies, Inc.*	194,136
4,184	Photronics, Inc.*	126,733
		320,869
	Software & Services - 4.0%
15,636	A10 Networks, Inc.	462,357
4,086	Adeia, Inc.	108,892
6,267	Clear Secure, Inc. Class A	346,189
1,784	Dolby Laboratories, Inc. Class A	104,917
31,487	eGain Corp.*	214,741
8,555	Hackett Group, Inc.	91,710
27,421	Information Services Group, Inc.	114,071
20,566	OneSpan, Inc.	318,362
1,616	Progress Software Corp.*	65,593
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.7% - (continued)
	Software & Services - 4.0% - (continued)
37,038	Rimini Street, Inc.*		$178,153
15,208	Teradata Corp.*		471,296
			2,476,281
	Technology Hardware & Equipment - 6.8%
1,304	Bel Fuse, Inc. Class B		354,649
6,106	Benchmark Electronics, Inc.		487,076
2,511	BK Technologies Corp.*		200,880
4,215	Crane NXT Co.		218,969
4,207	Diebold Nixdorf, Inc.*(1)		309,593
4,346	ePlus, Inc.		401,614
9,311	Frequency Electronics, Inc.*		539,759
55,406	Immersion Corp.		418,869
3,163	M-Tron Industries, Inc.*		260,568
711	Napco Security Technologies, Inc.		26,364
8,062	NetScout Systems, Inc.*		327,882
429	OSI Systems, Inc.*		94,976
4,785	PC Connection, Inc.		400,600
1,010	ScanSource, Inc.*		57,186
744	Vishay Precision Group, Inc.*		68,485
			4,167,470
	Telecommunication Services - 1.1%
7,841	IDT Corp. Class B		516,409
13,438	Spok Holdings, Inc.		146,474
			662,883
	Transportation - 1.3%
2,708	Covenant Logistics Group, Inc.		96,188
4,640	Genco Shipping & Trading Ltd.		118,506
1,738	Hub Group, Inc. Class A		80,869
1,243	Matson, Inc.		251,819
6,934	Schneider National, Inc. Class B		247,821
319	Werner Enterprises, Inc.		11,937
			807,140
	Utilities - 2.0%
6,144	Avista Corp.		248,525
2,299	Clearway Energy, Inc. Class C		72,947
980	Consolidated Water Co. Ltd.		28,616
16,565	MDU Resources Group, Inc.		330,472
2,012	Northwest Natural Holding Co.		98,427
2,867	Northwestern Energy Group, Inc.		197,078
1,796	Otter Tail Corp.		158,802
1,325	Unitil Corp.		71,470
			1,206,337
	Total Common Stocks (cost $50,652,812)		$61,312,795
SHORT-TERM INVESTMENTS - 3.7%
	Securities Lending Collateral - 3.7%
2,246,641	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(2)		$2,246,641
	Total Short-Term Investments (cost $2,246,641)		$2,246,641
	Total Investments (cost $52,899,453)	103.4%	$63,559,436
	Other Assets and Liabilities	(3.4)%	(2,082,629)
	Net Assets	100.0%	$61,476,807
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The accompanying notes are an integral part of these financial statements.

18

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
July 31, 2026

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000 Future	1	09/18/2026	$146,900	$(2,105)
Total futures contracts				$(2,105)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$61,312,795	$61,312,795	$—	$—
Short-Term Investments	2,246,641	2,246,641	—	—
Total	$63,559,436	$63,559,436	$—	$—
Liabilities
Futures Contracts(2)	$(2,105)	$(2,105)	$—	$—
Total	$(2,105)	$(2,105)	$—	$—

(1)	For the year ended July 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

19

Hartford Multifactor US Equity ETF
Schedule of Investments
July 31, 2026

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Automobiles & Components - 0.6%
15,325	Autoliv, Inc.	$1,887,580
46,229	Ford Motor Co.	678,642
16,761	General Motors Co.	1,489,382
5,483	Gentex Corp.	128,083
		4,183,687
	Banks - 0.8%
14,363	Citigroup, Inc.	1,902,380
8,617	M&T Bank Corp.	2,122,281
1,713	PNC Financial Services Group, Inc.	428,027
17,222	U.S. Bancorp	1,085,158
		5,537,846
	Capital Goods - 6.7%
16,745	A.O. Smith Corp.	1,006,877
24,930	Atmus Filtration Technologies, Inc.	1,287,136
1,792	Caterpillar, Inc.	1,460,140
453	Comfort Systems USA, Inc.	783,550
4,916	Cummins, Inc.	3,117,727
32,782	Donaldson Co., Inc.	3,089,376
2,895	Dycom Industries, Inc.*	1,161,098
4,152	EMCOR Group, Inc.	3,310,929
8,825	EnerSys	1,641,891
61,946	Fastenal Co.	2,955,444
13,327	Ferguson Enterprises, Inc.	3,122,916
3,676	General Dynamics Corp.	1,409,452
879	Honeywell Aerospace, Inc.*	181,724
881	Honeywell International, Inc.	214,127
8,036	Illinois Tool Works, Inc.	2,305,930
3,055	L3Harris Technologies, Inc.	846,418
3,790	Lockheed Martin Corp.	2,208,585
40,782	Mueller Industries, Inc.	2,708,333
4,253	Northrop Grumman Corp.	2,307,167
19,715	Otis Worldwide Corp.	1,418,494
2,623	Rockwell Automation, Inc.	1,259,250
3,441	RTX Corp.	740,572
2,970	Snap-on, Inc.	1,218,918
13,442	Toro Co.	1,234,917
2,093	Trane Technologies PLC	952,210
2,251	Watts Water Technologies, Inc. Class A	778,373
3,320	WW Grainger, Inc.	4,588,970
		47,310,524
	Commercial & Professional Services - 1.9%
1,336	Booz Allen Hamilton Holding Corp.	93,146
3,698	CACI International, Inc. Class A*	1,840,679
8,334	Cintas Corp.	1,705,386
7,063	FTI Consulting, Inc.*	1,125,701
6,801	Leidos Holdings, Inc.	786,196
31,964	Maximus, Inc.	1,925,831
3,352	Republic Services, Inc.	705,764
39,726	Rollins, Inc.	1,508,396
26,970	UL Solutions, Inc. Class A	2,471,531
4,515	Veralto Corp.	425,177
5,325	Waste Management, Inc.	1,206,379
		13,794,186
	Consumer Discretionary Distribution & Retail - 5.7%
724	Abercrombie & Fitch Co. Class A*	72,067
6,769	Amazon.com, Inc.*	1,838,325
439	AutoZone, Inc.*	1,324,134
15,615	Best Buy Co., Inc.	1,346,950
32,695	eBay, Inc.	3,727,557
26,864	Gap, Inc.	539,698
3,049	Genuine Parts Co.	379,204
2,900	Home Depot, Inc.	962,684
40,573	LKQ Corp.	910,864
9,654	Lowe's Cos., Inc.	2,006,198
266,507	Macy's, Inc.	6,614,704
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Consumer Discretionary Distribution & Retail - 5.7% - (continued)
10,242	Murphy USA, Inc.	$6,224,678
22,711	O'Reilly Automotive, Inc.*	2,029,228
21,265	Ross Stores, Inc.	5,339,003
25,607	TJX Cos., Inc.	4,029,005
6,481	Ulta Beauty, Inc.*	3,323,651
		40,667,950
	Consumer Durables & Apparel - 0.3%
1,432	Hasbro, Inc.	134,522
3,840	Ralph Lauren Corp.	1,460,506
3,346	Tapestry, Inc.	509,830
		2,104,858
	Consumer Services - 1.9%
4,866	Booking Holdings, Inc.	938,651
1,755	Domino's Pizza, Inc.	609,757
7,858	Expedia Group, Inc.	2,316,067
102,263	H&R Block, Inc.	4,502,640
6,314	McDonald's Corp.	1,708,821
21,925	Yum! Brands, Inc.	3,360,664
		13,436,600
	Consumer Staples Distribution & Retail - 2.7%
236,749	Albertsons Cos., Inc. Class A	2,741,553
2,703	Casey's General Stores, Inc.	2,354,313
24,916	Dollar General Corp.	3,165,578
58,654	Kroger Co.	3,386,682
39,344	Sysco Corp.	3,353,683
9,776	Target Corp.	1,412,534
27,712	Walmart, Inc.	3,081,574
		19,495,917
	Energy - 2.5%
77,309	APA Corp.	2,885,172
4,462	Baker Hughes Co.	269,906
1,401	Chevron Corp.	275,759
20,625	ConocoPhillips	2,484,900
40,916	Devon Energy Corp.	1,846,539
705	Diamondback Energy, Inc.	143,080
24,081	EOG Resources, Inc.	3,580,604
3,803	Expand Energy Corp.	357,596
20,248	ExxonMobil Holdings Corp.	3,147,349
19,202	Halliburton Co.	619,265
31,127	Magnolia Oil & Gas Corp. Class A	800,275
6,912	Permian Resources Corp. Class A	147,295
836	Valero Energy Corp.	261,584
7,457	Weatherford International PLC	654,650
		17,473,974
	Equity Real Estate Investment Trusts (REITs) - 2.1%
1,295	Agree Realty Corp. REIT	100,751
47,105	CareTrust, Inc. REIT	1,975,584
2,050	Gaming & Leisure Properties, Inc. REIT	91,820
17,750	Host Hotels & Resorts, Inc. REIT	446,057
4,318	Lamar Advertising Co. Class A, REIT	690,707
13,797	NNN, Inc. REIT	655,633
34,633	Omega Healthcare Investors, Inc. REIT	1,753,469
525	Public Storage REIT	170,189
31,879	Realty Income Corp. REIT	2,036,112
32,745	Sabra Health Care, Inc. REIT	693,212
3,506	Simon Property Group, Inc. REIT	804,171
16,296	Ventas, Inc. REIT	1,523,839
92,469	VICI Properties, Inc. REIT	2,436,558
6,034	Welltower, Inc. REIT	1,414,611
		14,792,713
	Financial Services - 4.3%
30,382	Bank of New York Mellon Corp.	4,749,618
3,703	Berkshire Hathaway, Inc. Class B*	1,894,233
10,168	Cboe Global Markets, Inc.	3,154,419
The accompanying notes are an integral part of these financial statements.

20

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Financial Services - 4.3% - (continued)
4,825	CME Group, Inc.	$1,292,087
8,168	Essent Group Ltd.	538,761
8,545	FirstCash Holdings, Inc.	1,743,266
13,784	Interactive Brokers Group, Inc. Class A	1,212,854
15,031	Jack Henry & Associates, Inc.	2,315,375
2,052	Mastercard, Inc. Class A	1,176,001
17,957	MGIC Investment Corp.	539,428
1,230	Moody's Corp.	588,407
2,976	MSCI, Inc.	1,702,986
21,218	Northern Trust Corp.	3,865,707
1,318	SEI Investments Co.	135,728
25,682	State Street Corp.	4,729,597
4,112	T. Rowe Price Group, Inc.	459,516
1,229	Visa, Inc. Class A	449,974
		30,547,957
	Food, Beverage & Tobacco - 2.1%
52,937	Altria Group, Inc.	3,617,185
18,251	Coca-Cola Co.	1,598,605
8,044	Coca-Cola Consolidated, Inc.	1,511,468
7,937	Hershey Co.	1,389,372
25,472	Monster Beverage Corp.*	2,454,991
16,689	PepsiCo, Inc.	2,329,117
12,286	Philip Morris International, Inc.	2,344,415
		15,245,153
	Health Care Equipment & Services - 4.0%
10,141	Abbott Laboratories	1,071,904
1,753	Becton Dickinson & Co.	290,332
11,919	Cardinal Health, Inc.	2,741,728
5,327	Cencora, Inc.	1,658,508
2,072	Chemed Corp.	1,102,822
4,742	Cigna Group	1,323,255
3,407	Edwards Lifesciences Corp.*	293,240
13,856	Elevance Health, Inc.	5,207,639
7,289	HCA Healthcare, Inc.	2,934,478
4,462	Humana, Inc.	1,623,543
1,610	IDEXX Laboratories, Inc.*	900,103
2,361	McKesson Corp.	2,021,465
23,198	Medtronic PLC	1,980,877
3,633	Quest Diagnostics, Inc.	846,525
2,359	ResMed, Inc.	497,702
8,454	UnitedHealth Group, Inc.	3,503,338
		27,997,459
	Household & Personal Products - 0.8%
37,093	Colgate-Palmolive Co.	3,386,591
9,430	Kimberly-Clark Corp.	1,030,793
9,341	Procter & Gamble Co.	1,349,681
		5,767,065
	Insurance - 6.2%
19,359	Aflac, Inc.	2,467,885
17,196	Allstate Corp.	4,541,120
1,349	American Financial Group, Inc.	191,180
32,912	American International Group, Inc.	2,586,225
33,015	Arch Capital Group Ltd.*	3,318,998
5,426	Assurant, Inc.	1,514,885
17,310	Axis Capital Holdings Ltd.	1,823,089
11,564	Chubb Ltd.	4,055,264
3,345	Cincinnati Financial Corp.	594,340
11,652	First American Financial Corp.	873,783
7,451	Hanover Insurance Group, Inc.	1,733,326
16,004	Loews Corp.	1,856,624
133	Markel Group, Inc.*	250,351
4,994	MetLife, Inc.	480,073
51,144	Old Republic International Corp.	2,209,932
11,440	Progressive Corp.	2,418,645
20,947	Prudential Financial, Inc.	2,557,210
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Insurance - 6.2% - (continued)
9,117	RenaissanceRe Holdings Ltd.	$2,917,258
12,777	Selective Insurance Group, Inc.	1,211,132
13,062	Travelers Cos., Inc.	4,889,890
2,990	Unum Group	257,469
2,817	W.R. Berkley Corp.	204,345
2,215	Willis Towers Watson PLC	744,063
		43,697,087
	Materials - 2.4%
7,018	Avery Dennison Corp.	1,191,165
16,866	CF Industries Holdings, Inc.	2,111,455
7,949	CRH PLC	755,234
7,719	Crown Holdings, Inc.	909,684
6,331	Ecolab, Inc.	1,757,676
371	Linde PLC	177,479
1,842	NewMarket Corp.	1,565,995
36,174	Newmont Corp.	3,389,866
2,879	PPG Industries, Inc.	318,187
7,111	Reliance, Inc.	2,887,777
5,331	Sherwin-Williams Co.	1,817,071
		16,881,589
	Media & Entertainment - 5.6%
27,676	Alphabet, Inc. Class A	9,856,254
31,132	Electronic Arts, Inc.	6,533,361
77,199	Fox Corp. Class A	4,495,298
60,949	Match Group, Inc.	2,402,000
5,966	Meta Platforms, Inc. Class A	3,321,332
7,413	Netflix, Inc.*	531,586
73,643	New York Times Co. Class A	5,515,124
25,201	News Corp. Class A	694,540
6,353	Nexstar Media Group, Inc.	1,210,437
5,369	Omnicom Group, Inc.	422,540
10,211	Take-Two Interactive Software, Inc.*	2,480,456
1,635	Walt Disney Co.	157,271
66,826	Warner Bros Discovery, Inc.*	1,757,524
		39,377,723
	Pharmaceuticals, Biotechnology & Life Sciences - 7.1%
7,097	AbbVie, Inc.	1,780,921
12,321	Alkermes PLC*	603,606
6,380	Amgen, Inc.	2,457,321
2,668	Axsome Therapeutics, Inc.*	581,597
4,130	Biogen, Inc.*	838,184
68,556	Bristol-Myers Squibb Co.	4,477,392
1,624	Eli Lilly & Co.	1,865,716
50,612	Exelixis, Inc.*	2,683,954
39,877	Gilead Sciences, Inc.	5,192,384
29,166	Incyte Corp.*	3,485,920
24,757	Johnson & Johnson	6,346,457
56,789	Merck & Co., Inc.	7,393,928
9,234	Natera, Inc.*	2,472,496
87,648	Pfizer, Inc.	2,192,077
25,676	PTC Therapeutics, Inc.*	1,746,225
2,402	Regeneron Pharmaceuticals, Inc.	1,831,837
5,042	United Therapeutics Corp.*	2,610,294
2,514	Vertex Pharmaceuticals, Inc.*	1,199,429
2,228	Zoetis, Inc.	172,202
		49,931,940
	Semiconductors & Semiconductor Equipment - 8.6%
2,486	Advanced Micro Devices, Inc.*	1,183,709
13,802	Amkor Technology, Inc.	688,306
1,172	Analog Devices, Inc.	430,604
14,699	Applied Materials, Inc.	7,462,241
7,097	Broadcom, Inc.	2,762,720
22,217	Cirrus Logic, Inc.*	2,873,769
4,806	First Solar, Inc.*	1,014,210
37,638	KLA Corp.	6,880,979
The accompanying notes are an integral part of these financial statements.

21

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Semiconductors & Semiconductor Equipment - 8.6% - (continued)
23,857	Lam Research Corp.	$6,990,578
6,796	MACOM Technology Solutions Holdings, Inc.*	1,708,786
7,182	Micron Technology, Inc.	5,911,001
2,200	Monolithic Power Systems, Inc.	3,137,266
23,057	NVIDIA Corp.	4,628,693
3,306	NXP Semiconductors NV	757,603
25,414	QUALCOMM, Inc.	3,751,361
2,251	Rambus, Inc.*	204,909
11,913	Skyworks Solutions, Inc.	741,942
14,697	Teradyne, Inc.	5,403,940
14,286	Texas Instruments, Inc.	3,939,222
		60,471,839
	Software & Services - 11.2%
22,876	Accenture PLC Class A	3,795,586
12,723	Adobe, Inc.*	3,185,966
23,914	Akamai Technologies, Inc.*	2,754,415
9,640	Autodesk, Inc.*	2,257,688
8,583	Cadence Design Systems, Inc.*	2,918,392
108,847	Cognizant Technology Solutions Corp. Class A	6,024,682
10,096	Crowdstrike Holdings, Inc. Class A*	1,926,923
4,385	Datadog, Inc. Class A*	1,175,048
153,623	Dropbox, Inc. Class A*	5,001,965
5,597	EPAM Systems, Inc.*	590,819
2,388	Fair Isaac Corp.*	2,681,652
59,903	Fortinet, Inc.*	9,701,291
12,538	Gartner, Inc.*	1,893,489
9,264	GoDaddy, Inc. Class A*	766,503
14,672	InterDigital, Inc.	4,472,392
21,938	International Business Machines Corp.	4,906,434
6,363	Intuit, Inc.	2,011,153
5,790	Manhattan Associates, Inc.*	1,107,974
13,155	Microsoft Corp.	6,113,392
871	MongoDB, Inc.*	293,945
732	PTC, Inc.*	100,430
12,390	Qualys, Inc.*	1,793,453
1,344	Roper Technologies, Inc.	526,808
11,131	Salesforce, Inc.	2,048,327
5,343	ServiceNow, Inc.*	594,302
19,453	VeriSign, Inc.	5,641,759
7,921	Workday, Inc. Class A*	1,270,053
36,663	Zoom Communications, Inc.*	3,522,214
		79,077,055
	Technology Hardware & Equipment - 14.7%
3,101	Advanced Energy Industries, Inc.	897,802
38,405	Amphenol Corp. Class A	6,171,683
22,226	Apple, Inc.	6,865,834
6,760	Arista Networks, Inc.*	1,219,166
7,557	Arrow Electronics, Inc.*	1,636,619
38,561	Avnet, Inc.	3,425,759
2,590	Belden, Inc.	321,290
15,189	CDW Corp.	2,245,086
13,834	Ciena Corp.*	5,216,110
80,894	Cisco Systems, Inc.	9,382,895
30,211	Corning, Inc.	4,176,671
19,653	Dell Technologies, Inc. Class C	7,966,737
4,594	F5, Inc.*	1,849,407
3,093	Flex Ltd.*	351,829
189,720	HP, Inc.	5,173,664
3,706	Jabil, Inc.	1,167,575
6,715	Keysight Technologies, Inc.*	2,142,622
6,759	Motorola Solutions, Inc.	2,945,234
34,833	NetApp, Inc.	6,217,690
5,990	Plexus Corp.*	1,505,527
3,856	Sanmina Corp.*	715,519
12,116	Seagate Technology Holdings PLC	10,372,871
11,267	TD SYNNEX Corp.	2,880,972
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.8% - (continued)
	Technology Hardware & Equipment - 14.7% - (continued)
17,939	TE Connectivity PLC		$3,689,873
3,691	Teledyne Technologies, Inc.*		2,419,709
72,553	Viavi Solutions, Inc.*		2,680,833
36,777	Vontier Corp.		1,181,645
16,203	Western Digital Corp.		8,828,043
			103,648,665
	Telecommunication Services - 2.2%
149,952	AT&T, Inc.		3,486,384
105,121	Comcast Corp. Class A		2,518,699
16,917	T-Mobile U.S., Inc.		2,921,735
135,428	Verizon Communications, Inc.		6,339,385
			15,266,203
	Transportation - 1.7%
27,979	CH Robinson Worldwide, Inc.		4,133,338
11,009	Expeditors International of Washington, Inc.		1,848,301
8,964	FedEx Corp.		2,755,533
4,500	Fedex Freight Holding Co., Inc.*		632,385
7,067	Landstar System, Inc.		1,235,099
723	Ryder System, Inc.		185,392
11,476	United Parcel Service, Inc. Class B		1,196,029
			11,986,077
	Utilities - 3.7%
9,365	Ameren Corp.		1,026,498
16,774	American Electric Power Co., Inc.		2,144,556
2,926	Black Hills Corp.		208,360
26,041	Consolidated Edison, Inc.		2,834,563
6,397	DTE Energy Co.		907,542
13,764	Duke Energy Corp.		1,726,419
28,628	Edison International		2,100,436
7,753	Entergy Corp.		834,378
4,082	Evergy, Inc.		338,847
42,220	Exelon Corp.		1,934,520
17,047	FirstEnergy Corp.		823,541
18,021	National Fuel Gas Co.		1,483,308
16,833	NextEra Energy, Inc.		1,463,124
4,264	NRG Energy, Inc.		572,613
22,374	PG&E Corp.		388,860
37,464	Portland General Electric Co.		1,848,099
3,432	Public Service Enterprise Group, Inc.		263,166
14,885	Southern Co.		1,407,228
30,800	UGI Corp.		1,112,496
11,957	WEC Energy Group, Inc.		1,308,335
16,136	Xcel Energy, Inc.		1,261,835
			25,988,724
	Total Common Stocks (cost $567,370,132)		$704,682,791
	Total Investments (cost $567,370,132)	99.8%	$704,682,791
	Other Assets and Liabilities	0.2%	1,150,974
	Net Assets	100.0%	$705,833,765
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
The accompanying notes are an integral part of these financial statements.

22

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
July 31, 2026

*	Non-income producing.

Futures Contracts Outstanding at July 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	2	09/18/2026	$751,925	$(1,193)
Total futures contracts				$(1,193)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$704,682,791	$704,682,791	$—	$—
Total	$704,682,791	$704,682,791	$—	$—
Liabilities
Futures Contracts(2)	$(1,193)	$(1,193)	$—	$—
Total	$(1,193)	$(1,193)	$—	$—

(1)	For the year ended July 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

23

Hartford US Quality Growth ETF
Schedule of Investments
July 31, 2026

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9%
	Automobiles & Components - 1.8%
2,809	Tesla, Inc.*	$874,189
	Banks - 2.1%
2,963	JP Morgan Chase & Co.	1,042,354
	Capital Goods - 4.8%
1,262	A.O. Smith Corp.	75,884
248	Builders FirstSource, Inc.*	16,477
32	Comfort Systems USA, Inc.	55,350
546	Donaldson Co., Inc.	51,455
165	EMCOR Group, Inc.	131,576
8,137	Fastenal Co.	388,216
1,470	Ferguson Enterprises, Inc.	344,465
536	Illinois Tool Works, Inc.	153,805
145	Lennox International, Inc.	60,303
1,709	Masco Corp.	122,159
1,275	Otis Worldwide Corp.	91,736
160	Rockwell Automation, Inc.	76,813
221	SiteOne Landscape Supply, Inc.*	20,871
785	Toro Co.	72,118
329	Trane Technologies PLC	149,679
416	WW Grainger, Inc.	575,004
		2,385,911
	Commercial & Professional Services - 1.2%
1,455	Cintas Corp.	297,737
2,495	Rollins, Inc.	94,735
2,263	UL Solutions, Inc. Class A	207,381
		599,853
	Consumer Discretionary Distribution & Retail - 9.3%
1,558	Abercrombie & Fitch Co. Class A*	155,083
9,495	Amazon.com, Inc.*	2,578,652
23	AutoZone, Inc.*	69,374
1,214	Bath & Body Works, Inc.	24,426
234	Best Buy Co., Inc.	20,185
858	eBay, Inc.	97,821
558	Etsy, Inc.*	45,577
2,841	Gap, Inc.	57,076
565	Home Depot, Inc.	187,557
1,035	Lowe's Cos., Inc.	215,083
7,748	Macy's, Inc.	192,305
1,031	O'Reilly Automotive, Inc.*	92,120
286	Ross Stores, Inc.	71,806
1,778	TJX Cos., Inc.	279,751
468	Ulta Beauty, Inc.*	240,004
2,233	Wayfair, Inc. Class A*	189,582
200	Williams-Sonoma, Inc.	45,732
		4,562,134
	Consumer Durables & Apparel - 0.5%
405	Deckers Outdoor Corp.*	39,237
430	Lululemon Athletica, Inc.*	51,114
534	NIKE, Inc. Class B	22,273
173	Ralph Lauren Corp.	65,799
501	Tapestry, Inc.	76,337
		254,760
	Consumer Services - 1.6%
1,954	Booking Holdings, Inc.	376,927
41	Domino's Pizza, Inc.	14,245
874	Expedia Group, Inc.	257,603
664	H&R Block, Inc.	29,236
591	Yum! Brands, Inc.	90,588
		768,599
	Consumer Staples Distribution & Retail - 2.8%
480	Albertsons Cos., Inc. Class A(1)	5,558
99	Costco Wholesale Corp.	94,237
672	Dollar General Corp.	85,378
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Consumer Staples Distribution & Retail - 2.8% - (continued)
2,188	Kroger Co.	$126,335
2,021	Sysco Corp.	172,270
1,044	Target Corp.	150,847
6,953	Walmart, Inc.	773,174
		1,407,799
	Energy - 3.8%
6,418	APA Corp.	239,520
554	ConocoPhillips	66,746
1,971	EOG Resources, Inc.	293,068
5,698	ExxonMobil Holdings Corp.	885,697
5,123	Magnolia Oil & Gas Corp. Class A	131,712
265	Texas Pacific Land Corp.	106,684
1,674	Weatherford International PLC	146,960
		1,870,387
	Financial Services - 4.9%
1,756	Berkshire Hathaway, Inc. Class B*	898,264
1,309	Block, Inc.*	106,343
322	Mastercard, Inc. Class A	184,538
45	Moody's Corp.	21,527
258	MSCI, Inc.	147,638
1,372	Toast, Inc. Class A*	44,275
2,769	Visa, Inc. Class A	1,013,814
		2,416,399
	Food, Beverage & Tobacco - 0.8%
1,913	Altria Group, Inc.	130,715
279	Monster Beverage Corp.*	26,890
1,003	PepsiCo, Inc.	139,979
439	Philip Morris International, Inc.	83,770
		381,354
	Health Care Equipment & Services - 0.6%
499	IDEXX Laboratories, Inc.*	278,976
	Household & Personal Products - 0.3%
1,578	Colgate-Palmolive Co.	144,071
	Materials - 1.9%
223	Ecolab, Inc.	61,912
847	Newmont Corp.	79,372
441	Reliance, Inc.	179,090
1,335	RPM International, Inc.	142,939
1,391	Sherwin-Williams Co.	474,122
		937,435
	Media & Entertainment - 11.0%
6,980	Alphabet, Inc. Class A	2,485,787
1,633	Electronic Arts, Inc.	342,701
7,640	Match Group, Inc.	301,092
2,303	Meta Platforms, Inc. Class A	1,282,103
1,766	Netflix, Inc.*	126,640
1,765	New York Times Co. Class A	132,181
13,044	Pinterest, Inc. Class A*	313,187
1,148	Reddit, Inc. Class A*	161,489
385	Roku, Inc.*	55,829
825	Take-Two Interactive Software, Inc.*	200,409
		5,401,418
	Pharmaceuticals, Biotechnology & Life Sciences - 9.3%
329	AbbVie, Inc.	82,559
3,541	Alkermes PLC*	173,473
348	Alnylam Pharmaceuticals, Inc.*	71,521
791	Axsome Therapeutics, Inc.*	172,430
2,906	Bristol-Myers Squibb Co.	189,791
844	Eli Lilly & Co.	969,621
4,942	Exelixis, Inc.*	262,074
1,733	Gilead Sciences, Inc.	225,654
2,011	Incyte Corp.*	240,355
3,517	Johnson & Johnson	901,583
The accompanying notes are an integral part of these financial statements.

24

Hartford US Quality Growth ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 9.3% - (continued)
2,059	Merck & Co., Inc.	$268,082
182	Mettler-Toledo International, Inc.*	257,767
1,588	Natera, Inc.*	425,203
3,031	PTC Therapeutics, Inc.*	206,138
259	Vertex Pharmaceuticals, Inc.*	123,569
354	Zoetis, Inc.	27,361
		4,597,181
	Real Estate Management & Development - 1.0%
37,929	Compass, Inc. Class A*	432,011
1,893	Zillow Group, Inc. Class C*	64,476
		496,487
	Semiconductors & Semiconductor Equipment - 14.8%
869	Applied Materials, Inc.	441,165
4,539	Broadcom, Inc.	1,766,942
685	Cirrus Logic, Inc.*	88,605
2,787	KLA Corp.	509,519
1,708	Lam Research Corp.	500,478
302	Micron Technology, Inc.	248,555
120	Monolithic Power Systems, Inc.	171,124
13,070	NVIDIA Corp.	2,623,803
2,918	QUALCOMM, Inc.	430,726
754	Teradyne, Inc.	277,238
749	Texas Instruments, Inc.	206,529
		7,264,684
	Software & Services - 16.7%
1,019	Accenture PLC Class A	169,072
1,875	Adobe, Inc.*	469,519
1,168	AppLovin Corp. Class A*	462,411
1,092	Atlassian Corp. Class A*	110,308
1,071	Autodesk, Inc.*	250,828
588	Cadence Design Systems, Inc.*	199,932
2,760	Cognizant Technology Solutions Corp. Class A	152,766
1,642	Crowdstrike Holdings, Inc. Class A*	313,392
885	Datadog, Inc. Class A*	237,153
2,391	Docusign, Inc.*	131,099
10,997	Dropbox, Inc. Class A*	358,062
264	Fair Isaac Corp.*	296,464
3,925	Fortinet, Inc.*	635,654
1,116	Gartner, Inc.*	168,538
197	HubSpot, Inc.*	46,760
308	International Business Machines Corp.	68,884
693	Intuit, Inc.	219,037
930	Manhattan Associates, Inc.*	177,965
4,825	Microsoft Corp.	2,242,274
659	MongoDB, Inc.*	222,399
1,670	Nutanix, Inc. Class A*	98,547
1,528	Palantir Technologies, Inc. Class A*	188,036
155	Palo Alto Networks, Inc.*	51,434
953	Qualys, Inc.*	137,947
934	Salesforce, Inc.	171,875
1,788	ServiceNow, Inc.*	198,879
2,222	UiPath, Inc. Class A*	28,353
1,141	VeriSign, Inc.	330,913
354	Workday, Inc. Class A*	56,760
		8,195,261
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.9% - (continued)
	Technology Hardware & Equipment - 10.0%
1,082	Amphenol Corp. Class A		$173,877
8,221	Apple, Inc.		2,539,549
549	Arista Networks, Inc.*		99,012
386	Ciena Corp.*		145,541
2,299	Cisco Systems, Inc.		266,661
102	Dell Technologies, Inc. Class C		41,348
2,122	Everpure, Inc. Class A*		163,755
139	Keysight Technologies, Inc.*		44,352
1,203	NetApp, Inc.		214,736
976	Seagate Technology Holdings PLC		835,583
763	Western Digital Corp.		415,713
			4,940,127
	Transportation - 0.6%
1,106	CH Robinson Worldwide, Inc.		163,389
691	Landstar System, Inc.		120,766
			284,155
	Utilities - 0.1%
299	NRG Energy, Inc.		40,153
	Total Common Stocks (cost $38,812,130)		$49,143,687
SHORT-TERM INVESTMENTS - 0.0%
	Securities Lending Collateral - 0.0%
5,760	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(2)		$5,760
	Total Short-Term Investments (cost $5,760)		$5,760
	Total Investments (cost $38,817,890)	99.9%	$49,149,447
	Other Assets and Liabilities	0.1%	26,500
	Net Assets	100.0%	$49,175,947
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

25

Hartford US Quality Growth ETF
Schedule of Investments – (continued)
July 31, 2026

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$49,143,687	$49,143,687	$—	$—
Short-Term Investments	5,760	5,760	—	—
Total	$49,149,447	$49,149,447	$—	$—

(1)	For the year ended July 31, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

26

Hartford US Value ETF
Schedule of Investments
July 31, 2026

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9%
	Banks - 11.6%
7,051	Bank of America Corp.	$436,809
6,401	Bank OZK	328,371
7,234	Citigroup, Inc.	958,143
4,838	Fifth Third Bancorp	273,347
1,344	JP Morgan Chase & Co.	472,806
1,949	M&T Bank Corp.	480,019
2,217	PNC Financial Services Group, Inc.	553,962
1,710	Popular, Inc.	299,609
4,601	Regions Financial Corp.	142,401
3,945	Truist Financial Corp.	204,509
16,245	U.S. Bancorp	1,023,598
2,889	United Bankshares, Inc.	139,972
3,005	Valley National Bancorp	42,941
4,030	Wells Fargo & Co.	348,394
		5,704,881
	Capital Goods - 2.5%
112	A.O. Smith Corp.	6,735
310	Caterpillar, Inc.	252,591
102	Cummins, Inc.	64,688
190	EMCOR Group, Inc.	151,512
517	EnerSys	96,188
2,006	Ferguson Enterprises, Inc.	470,066
118	WW Grainger, Inc.	163,102
		1,204,882
	Commercial & Professional Services - 0.4%
3,278	Maximus, Inc.	197,500
	Consumer Discretionary Distribution & Retail - 3.5%
496	Abercrombie & Fitch Co. Class A*	49,372
4,657	Bath & Body Works, Inc.	93,699
2,285	Best Buy Co., Inc.	197,104
23,352	Gap, Inc.	469,141
331	Lowe's Cos., Inc.	68,785
33,657	Macy's, Inc.	835,367
60	Ulta Beauty, Inc.*	30,770
		1,744,238
	Consumer Services - 0.3%
555	Expedia Group, Inc.	163,581
	Consumer Staples Distribution & Retail - 3.1%
21,683	Albertsons Cos., Inc. Class A	251,089
704	Dollar General Corp.	89,443
61	Sysco Corp.	5,200
5,969	Target Corp.	862,461
2,921	Walmart, Inc.	324,815
		1,533,008
	Energy - 10.2%
21,959	APA Corp.	819,510
6,882	ConocoPhillips	829,143
11,018	Devon Energy Corp.	497,242
5,046	EOG Resources, Inc.	750,290
4,992	ExxonMobil Holdings Corp.	775,956
6,175	Halliburton Co.	199,144
12,474	Magnolia Oil & Gas Corp. Class A	320,707
1,510	Noble Corp. PLC	64,024
10,794	Permian Resources Corp. Class A	230,020
6,309	Weatherford International PLC	553,867
		5,039,903
	Equity Real Estate Investment Trusts (REITs) - 3.1%
930	American Tower Corp. REIT	161,225
12,852	Host Hotels & Resorts, Inc. REIT	322,971
2,275	Lamar Advertising Co. Class A, REIT	363,909
1,804	Prologis, Inc. REIT	260,876
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 3.1% - (continued)
244	Simon Property Group, Inc. REIT	$55,966
14,172	VICI Properties, Inc. REIT	373,432
		1,538,379
	Financial Services - 15.9%
7,469	Bank of New York Mellon Corp.	1,167,629
1,160	Berkshire Hathaway, Inc. Class B*	593,386
9,919	Block, Inc.*	805,819
697	Essent Group Ltd.	45,974
221	Goldman Sachs Group, Inc.	225,062
1,236	Interactive Brokers Group, Inc. Class A	108,756
1,082	Invesco Ltd.	32,027
2,398	Jack Henry & Associates, Inc.	369,388
917	Jackson Financial, Inc. Class A	112,131
710	Mastercard, Inc. Class A	406,901
4,001	MGIC Investment Corp.	120,190
121	Moody's Corp.	57,884
1,448	Morgan Stanley	304,688
639	MSCI, Inc.	365,661
4,063	Northern Trust Corp.	740,238
3,780	PayPal Holdings, Inc.	216,254
603	SEI Investments Co.	62,097
6,326	State Street Corp.	1,164,996
547	Synchrony Financial	41,457
3,421	T. Rowe Price Group, Inc.	382,297
1,320	Visa, Inc. Class A	483,292
		7,806,127
	Food, Beverage & Tobacco - 0.4%
2,846	Altria Group, Inc.	194,467
	Health Care Equipment & Services - 2.6%
1,543	Elevance Health, Inc.	579,921
228	HCA Healthcare, Inc.	91,790
1,502	UnitedHealth Group, Inc.	622,429
		1,294,140
	Insurance - 9.7%
2,161	Allstate Corp.	570,677
5,076	American International Group, Inc.	398,872
728	Arch Capital Group Ltd.*	73,186
993	Axis Capital Holdings Ltd.	104,583
1,501	Chubb Ltd.	526,371
2,494	First American Financial Corp.	187,025
18,292	Lincoln National Corp.	834,298
1,280	MetLife, Inc.	123,046
687	Old Republic International Corp.	29,685
2,685	Progressive Corp.	567,663
5,632	Prudential Financial, Inc.	687,555
533	RenaissanceRe Holdings Ltd.	170,549
1,354	Travelers Cos., Inc.	506,883
		4,780,393
	Materials - 2.4%
2,366	Alcoa Corp.	107,085
782	CF Industries Holdings, Inc.	97,899
2,233	Freeport-McMoRan, Inc.	139,853
6,814	Newmont Corp.	638,540
169	Reliance, Inc.	68,631
339	Sherwin-Williams Co.	115,548
		1,167,556
	Media & Entertainment - 3.1%
2,865	Alphabet, Inc. Class A	1,020,313
1,885	Match Group, Inc.	74,288
802	Meta Platforms, Inc. Class A	446,481
		1,541,082
	Pharmaceuticals, Biotechnology & Life Sciences - 8.6%
152	Amgen, Inc.	58,544
The accompanying notes are an integral part of these financial statements.

27

Hartford US Value ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 8.6% - (continued)
12,739	Bristol-Myers Squibb Co.	$831,984
161	Eli Lilly & Co.	184,963
4,624	Gilead Sciences, Inc.	602,091
997	Incyte Corp.*	119,162
3,253	Johnson & Johnson	833,907
7,210	Merck & Co., Inc.	938,742
12,610	Pfizer, Inc.	315,376
5,120	PTC Therapeutics, Inc.*	348,211
		4,232,980
	Real Estate Management & Development - 1.6%
68,255	Compass, Inc. Class A*	777,424
	Semiconductors & Semiconductor Equipment - 3.8%
573	Applied Materials, Inc.	290,895
1,696	KLA Corp.	310,063
1,446	Lam Research Corp.	423,707
351	Micron Technology, Inc.	288,883
2,107	NVIDIA Corp.	422,980
834	QUALCOMM, Inc.	123,107
		1,859,635
	Software & Services - 0.4%
336	Accenture PLC Class A	55,749
2,184	Cognizant Technology Solutions Corp. Class A	120,885
		176,634
	Technology Hardware & Equipment - 5.9%
658	Apple, Inc.	203,263
1,470	Dell Technologies, Inc. Class C	595,894
18,026	HP, Inc.	491,569
1,165	Seagate Technology Holdings PLC	997,391
1,162	Western Digital Corp.	633,104
		2,921,221
	Telecommunication Services - 2.9%
11,726	AT&T, Inc.	272,630
17,125	Comcast Corp. Class A	410,315
15,898	Verizon Communications, Inc.	744,185
		1,427,130
	Transportation - 2.2%
1,605	CH Robinson Worldwide, Inc.	237,107
1,382	FedEx Corp.	424,827
691	Fedex Freight Holding Co., Inc.*	97,106
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.9% - (continued)
	Transportation - 2.2% - (continued)
684	Ryder System, Inc.		$175,391
1,192	United Parcel Service, Inc. Class B		124,230
			1,058,661
	Utilities - 5.7%
552	American Electric Power Co., Inc.		70,573
650	Consolidated Edison, Inc.		70,753
2,308	Duke Energy Corp.		289,492
5,675	Edison International		416,375
3,239	Exelon Corp.		148,411
2,725	National Fuel Gas Co.		224,295
2,049	NextEra Energy, Inc.		178,099
3,681	NRG Energy, Inc.		494,321
4,639	Portland General Electric Co.		228,842
1,570	Southern Co.		148,428
14,215	UGI Corp.		513,446
			2,783,035
	Total Common Stocks (cost $39,579,262)		$49,146,857
	Total Investments (cost $39,579,262)	99.9%	$49,146,857
	Other Assets and Liabilities	0.1%	36,541
	Net Assets	100.0%	$49,183,398
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$49,146,857	$49,146,857	$—	$—
Total	$49,146,857	$49,146,857	$—	$—

(1)	For the year ended July 31, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

28

Hartford Systematic ETFs
GLOSSARY: (abbreviations used in preceding Schedules of Investments)

Index Abbreviations:
EAFE	Europe, Australasia and Far East
S&P	Standard & Poor's
Other Abbreviations:
ADR	American Depositary Receipt
ASA	Allmennaksjeselskap
Bhd	Berhad
J-REIT	Japanese Real Estate Investment Trust
KGaA	Kommanditgesellschaft Auf Aktien
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
Tbk	Terbuka

29

Hartford Systematic ETFs
 Statements of Assets and Liabilities
July 31, 2026

	Hartford Disciplined US Equity ETF	Hartford Multifactor Developed Markets (ex-US) ETF	Hartford Multifactor Emerging Markets ETF	Hartford Multifactor Small Cap ETF	Hartford Multifactor US Equity ETF	Hartford US Quality Growth ETF	Hartford US Value ETF
Assets:
Investments in securities, at market value(1)	$203,572,538	$1,624,928,161	$106,897,851	$63,559,436	$704,682,791	$49,149,447	$49,146,857
Cash	221,995	2,240,721	211,466	131,372	706,824	33,752	29,976
Cash collateral due from broker on futures contracts	38,000	197,000	51,000	18,000	83,000	—	—
Foreign currency	—	659,877	127,208	952	—	—	—
Receivables:
Dividends and interest	119,328	1,909,104	307,827	30,267	466,668	12,648	58,517
Securities lending income	270	23,638	12,291	824	50	2	10
Variation margin on futures contracts	2,082	—	4,979	—	4,692	—	—
Tax reclaims	—	3,614,352	—	1,169	—	—	—
Total assets	203,954,213	1,633,572,853	107,612,622	63,742,020	705,944,025	49,195,849	49,235,360
Liabilities:
Obligation to return securities lending collateral	308,221	6,979,983	1,233,428	2,246,641	—	5,760	—
Payables:
Investment securities purchased	—	—	8,344	—	—	—	39,944
Investment advisory fees	31,968	387,661	40,298	17,748	110,260	14,142	12,018
Variation margin on futures contracts	—	30,541	—	824	—	—	—
Foreign taxes	—	—	86,768	—	—	—	—
Total liabilities	340,189	7,398,185	1,368,838	2,265,213	110,260	19,902	51,962
Net assets	$203,614,024	$1,626,174,668	$106,243,784	$61,476,807	$705,833,765	$49,175,947	$49,183,398
Summary of Net Assets:
Paid-in-capital	$168,444,373	$1,572,526,264	$102,979,182	$63,025,405	$661,512,094	$43,590,026	$43,755,431
Distributable earnings (loss)	35,169,651	53,648,404	3,264,602	(1,548,598)	44,321,671	5,585,921	5,427,967
Net assets	203,614,024	1,626,174,668	106,243,784	61,476,807	705,833,765	49,175,947	49,183,398
Net asset value per share	72.08	41.54	34.27	55.89	66.75	65.57	63.46
Shares issued and outstanding	2,825,000	39,150,000	3,100,000	1,100,000	10,575,000	750,000	775,000
Cost of investments	$155,742,573	$1,245,989,851	$86,168,243	$52,899,453	$567,370,132	$38,817,890	$39,579,262
Cost of foreign currency	$—	$657,521	$127,141	$830	$—	$—	$—
(1) Includes Investment in securities on loan, at market value	$1,142,216	$40,636,383	$2,508,547	$2,422,120	$—	$5,558	$—
The accompanying notes are an integral part of these financial statements.

30

Hartford Systematic ETFs
 Statements of Operations
For the Year Ended July 31, 2026

	Hartford Disciplined US Equity ETF	Hartford Multifactor Developed Markets (ex-US) ETF	Hartford Multifactor Emerging Markets ETF	Hartford Multifactor Small Cap ETF
Investment Income:
Dividends	$2,699,059	$49,362,155	$2,752,847	$1,033,980
Interest	15,033	156,307	7,852	3,987
Securities lending — net	2,188	370,633	87,790	8,057
Less: Foreign tax withheld	—	(4,786,039)	(345,759)	(1,157)
Total investment income, net	2,716,280	45,103,056	2,502,730	1,044,867
Expenses:
Investment advisory fees	312,420	3,997,551	330,389	150,347
Total expenses	312,420	3,997,551	330,389	150,347
Net Investment Income (Loss)	2,403,860	41,105,505	2,172,341	894,520
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	7,444,633 (1)	133,568,065 (1)	3,267,303 (1)	4,485,685 (1)
Less: Foreign taxes paid on realized capital gains	—	—	(109,730)	—
Futures contracts	68,114	1,333,638	138,388	41,778
Other foreign currency transactions	—	(156,566)	(44,378)	—
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	7,512,747	134,745,137	3,251,583	4,527,463
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	20,178,183	143,285,467	14,485,613	8,025,571
Futures contracts	(14,805)	98,871	(57,203)	(7,183)
Translation of other assets and liabilities in foreign currencies	—	37,233	1,931	13
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	20,163,378	143,421,571	14,430,341	8,018,401
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	27,676,125	278,166,708	17,681,924	12,545,864
Net Increase (Decrease) in Net Assets Resulting from Operations	$30,079,985	$319,272,213	$19,854,265	$13,440,384
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$—	$(8,619)	$—

(1)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 11 in the Notes to Financial Statements).
The accompanying notes are an integral part of these financial statements.

31

Hartford Systematic ETFs
 Statements of Operations – (continued)
For the Year Ended July 31, 2026

	Hartford Multifactor US Equity ETF	Hartford US Quality Growth ETF	Hartford US Value ETF
Investment Income:
Dividends	$9,024,504	$401,154	$1,127,818
Interest	29,998	1,621	1,118
Securities lending — net	20,555	572	455
Less: Foreign tax withheld	(2,906)	(134)	(819)
Total investment income, net	9,072,151	403,213	1,128,572
Expenses:
Investment advisory fees	1,047,919	165,683	137,318
Total expenses	1,047,919	165,683	137,318
Net Investment Income (Loss)	8,024,232	237,530	991,254
Net Realized Gain (Loss) on Investments and Other Financial Instruments on:
Investments	54,529,892 (1)	830,257 (1)	2,057,852 (1)
Futures contracts	175,270	—	—
Net Realized Gain (Loss) on Investments and Other Financial Instruments	54,705,162	830,257	2,057,852
Net Changes in Unrealized Appreciation (Depreciation) of Investments and Other Financial Instruments of:
Investments	62,082,422	7,174,325	8,556,769
Futures contracts	(52,472)	—	—
Net Changes in Unrealized Appreciation (Depreciation) of Investments and Other Financial Instruments	62,029,950	7,174,325	8,556,769
Net Gain (Loss) on Investments and Other Financial Instruments	116,735,112	8,004,582	10,614,621
Net Increase (Decrease) in Net Assets Resulting from Operations	$124,759,344	$8,242,112	$11,605,875

(1)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 11 in the Notes to Financial Statements).
The accompanying notes are an integral part of these financial statements.

32

Hartford Systematic ETFs
 Statements of Changes in Net Assets

	Hartford Disciplined US Equity ETF			Hartford Multifactor Developed Markets (ex-US) ETF
	For the Year Ended July 31, 2026	For the Period Ended July 31, 2025(1)	For the Year Ended September 30, 2024	For the Year Ended July 31, 2026	For the Period Ended July 31, 2025(1)	For the Year Ended September 30, 2024
Operations:
Net investment income (loss)	$2,403,860	$1,766,654	$2,037,403	$41,105,505	$27,836,418	$39,574,177
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	7,512,747	4,061,575	8,500,784	134,745,137	40,329,454	103,262,517
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	20,163,378	7,657,449	20,745,522	143,421,571	80,416,359	124,492,842
Net Increase (Decrease) in Net Assets Resulting from Operations	30,079,985	13,485,678	31,283,709	319,272,213	148,582,231	267,329,536
Distributions to Shareholders	(2,330,116)	(1,797,874)	(1,830,089)	(42,632,160)	(42,881,372)	(53,499,216)
Capital Share Transactions:
Sold	74,153,451	44,125,756	48,295,083	357,043,498	11,893,295	—
Redeemed	(37,006,409)	(39,388,368)	(45,338,918)	(166,474,752)	(99,074,253)	(561,715,572)
Other Capital	—	—	—	33,798	555	2,672
Net increase (decrease) from capital share transactions	37,147,042	4,737,388	2,956,165	190,602,544	(87,180,403)	(561,712,900)
Net Increase (Decrease) in Net Assets	64,896,911	16,425,192	32,409,785	467,242,597	18,520,456	(347,882,580)
Net Assets:
Beginning of period	138,717,113	122,291,921	89,882,136	1,158,932,071	1,140,411,615	1,488,294,195
End of period	$203,614,024	$138,717,113	$122,291,921	$1,626,174,668	$1,158,932,071	$1,140,411,615

(1)	For the period from October 1, 2024 to July 31, 2025. Effective May 1, 2025, the Funds changed fiscal year end from September 30 to July 31 (See Note 1 in the Notes to Financial Statements).
The accompanying notes are an integral part of these financial statements.

33

Hartford Systematic ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Multifactor Emerging Markets ETF			Hartford Multifactor Small Cap ETF
	For the Year Ended July 31, 2026	For the Period Ended July 31, 2025(1)	For the Year Ended September 30, 2024	For the Year Ended July 31, 2026	For the Period Ended July 31, 2025(1)	For the Year Ended September 30, 2024
Operations:
Net investment income (loss)	$2,172,341	$1,019,140	$847,893	$894,520	$632,912	$674,820
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	3,251,583	(51,908)	(99,535)	4,527,463	(335,885)	2,435,420
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	14,430,341	1,642,320	4,449,428	8,018,401	(979,636)	4,152,906
Net Increase (Decrease) in Net Assets Resulting from Operations	19,854,265	2,609,552	5,197,786	13,440,384	(682,609)	7,263,146
Distributions to Shareholders	(2,105,140)	(1,516,014)	(959,414)	(871,858)	(580,345)	(672,927)
Capital Share Transactions:
Sold	54,522,621	8,670,631	9,684,636	29,204,132	8,126,424	4,072,538
Redeemed	(5,485,085)	(2,300,838)	(1,129,750)	(15,867,092)	(3,004,532)	(13,222,218)
Other Capital	85,695	16,394	18,626	—	—	—
Net increase (decrease) from capital share transactions	49,123,231	6,386,187	8,573,512	13,337,040	5,121,892	(9,149,680)
Net Increase (Decrease) in Net Assets	66,872,356	7,479,725	12,811,884	25,905,566	3,858,938	(2,559,461)
Net Assets:
Beginning of period	39,371,428	31,891,703	19,079,819	35,571,241	31,712,303	34,271,764
End of period	$106,243,784	$39,371,428	$31,891,703	$61,476,807	$35,571,241	$31,712,303

(1)	For the period from October 1, 2024 to July 31, 2025. Effective May 1, 2025, the Funds changed fiscal year end from September 30 to July 31 (See Note 1 in the Notes to Financial Statements).
The accompanying notes are an integral part of these financial statements.

34

Hartford Systematic ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Multifactor US Equity ETF			Hartford US Quality Growth ETF
	For the Year Ended July 31, 2026	For the Period Ended July 31, 2025(1)	For the Year Ended September 30, 2024	For the Year Ended July 31, 2026	For the Period Ended July 31, 2025(1)	For the Period Ended September 30, 2024 (2)
Operations:
Net investment income (loss)	$8,024,232	$6,292,695	$7,177,183	$237,530	$197,720	$34,427
Net realized gain (loss) on investments and other financial instruments	54,705,162	23,430,293	40,121,909	830,257	122,497	235,518
Net changes in unrealized appreciation (depreciation) of investments and other financial instruments	62,029,950	(5,879,611)	63,326,562	7,174,325	2,052,024	1,105,208
Net Increase (Decrease) in Net Assets Resulting from Operations	124,759,344	23,843,377	110,625,654	8,242,112	2,372,241	1,375,153
Distributions to Shareholders	(7,981,456)	(5,896,378)	(7,008,886)	(244,342)	(174,508)	(25,230)
Capital Share Transactions:
Sold	327,342,860	103,664,147	114,529,354	7,324,534	47,337,201	7,356,113
Redeemed	(211,386,658)	(111,201,335)	(150,117,945)	(11,737,019)	(10,268,792)	(2,381,516)
Net increase (decrease) from capital share transactions	115,956,202	(7,537,188)	(35,588,591)	(4,412,485)	37,068,409	4,974,597
Net Increase (Decrease) in Net Assets	232,734,090	10,409,811	68,028,177	3,585,285	39,266,142	6,324,520
Net Assets:
Beginning of period	473,099,675	462,689,864	394,661,687	45,590,662	6,324,520	—
End of period	$705,833,765	$473,099,675	$462,689,864	$49,175,947	$45,590,662	$6,324,520

(1)	For the period from October 1, 2024 to July 31, 2025. Effective May 1, 2025, the Funds changed fiscal year end from September 30 to July 31 (See Note 1 in the Notes to Financial Statements).
(2)	Commenced operations on December 5, 2023.
The accompanying notes are an integral part of these financial statements.

35

Hartford Systematic ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford US Value ETF
	For the Year Ended July 31, 2026	For the Period Ended July 31, 2025(1)	For the Period Ended September 30, 2024 (2)
Operations:
Net investment income (loss)	$991,254	$834,480	$115,193
Net realized gain (loss) on investments	2,057,852	(885,851)	384,005
Net changes in unrealized appreciation (depreciation) of investments	8,556,769	231,852	778,974
Net Increase (Decrease) in Net Assets Resulting from Operations	11,605,875	180,481	1,278,172
Distributions to Shareholders	(990,406)	(717,306)	(87,792)
Capital Share Transactions:
Sold	12,371,103	47,097,182	7,278,721
Redeemed	(17,969,958)	(8,541,256)	(2,321,418)
Net increase (decrease) from capital share transactions	(5,598,855)	38,555,926	4,957,303
Net Increase (Decrease) in Net Assets	5,016,614	38,019,101	6,147,683
Net Assets:
Beginning of period	44,166,784	6,147,683	—
End of period	$49,183,398	$44,166,784	$6,147,683

(1)	For the period from October 1, 2024 to July 31, 2025. Effective May 1, 2025, the Funds changed fiscal year end from September 30 to July 31 (See Note 1 in the Notes to Financial Statements).
(2)	Commenced operations on December 5, 2023.
The accompanying notes are an integral part of these financial statements.

36

Hartford Systematic ETFs
Financial Highlights

—Selected Per-Share Data(1)—								—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(4)
Hartford Disciplined US Equity ETF
For the Year Ended July 31, 2026
$60.97	$0.97	$11.08	$12.05	$—	$(0.94)	$(0.94)	$72.08	19.92%	$203,614	0.19%	0.19%	1.46%	56%
For the Period Ended July 31, 2025(5)
$55.59	$0.76	$5.39	$6.15	$—	$(0.77)	$(0.77)	$60.97	11.16%(6)	$138,717	0.19%(7)	0.19%(7)	1.60%(7)	33%
For the Year Ended September 30, 2024
$42.30	$0.91	$13.20	$14.11	$—	$(0.82)	$(0.82)	$55.59	33.57%	$122,292	0.19%	0.19%	1.86%	51%
For the Period Ended September 30, 2023(8)
$40.00	$0.74	$2.02 (9)	$2.76	$—	$(0.46)	$(0.46)	$42.30	6.97%(6)	$89,882	0.19%(7)	0.19%(7)	1.99%(7)	90%(10)
Hartford Multifactor Developed Markets (ex-US) ETF
For the Year Ended July 31, 2026
$33.79	$1.14	$7.77	$8.91	$0.00 (11)	$(1.16)	$(1.16)	$41.54	26.64%	$1,626,175	0.29%	0.29%	2.98%	48%
For the Period Ended July 31, 2025(5)
$30.62	$0.78	$3.60	$4.38	$0.00 (11)	$(1.21)	$(1.21)	$33.79	14.74%(6)	$1,158,932	0.29%(7)	0.29%(7)	3.01%(7)	25%
For the Year Ended September 30, 2024
$25.77	$0.86	$5.12	$5.98	$0.00 (11)	$(1.13)	$(1.13)	$30.62	23.77%	$1,140,412	0.29%	0.29%	3.12%	61%
For the Year Ended September 30, 2023
$21.86	$1.02	$3.79	$4.81	$0.00 (11)	$(0.90)	$(0.90)	$25.77	22.09%	$1,488,294	0.29%	0.29%	3.97%	38%
For the Year Ended September 30, 2022
$30.26	$1.07	$(8.03)	$(6.96)	$—	$(1.44)	$(1.44)	$21.86	(23.89)%	$1,246,262	0.29%	0.29%	3.82%	33%
For the Year Ended September 30, 2021
$25.89	$0.99	$4.37	$5.36	$—	$(0.99)	$(0.99)	$30.26	20.81%	$1,945,925	0.29%	0.29%	3.37%	44%
Hartford Multifactor Emerging Markets ETF
For the Year Ended July 31, 2026
$26.25	$0.92	$7.90	$8.82	$0.04	$(0.84)	$(0.84)	$34.27	34.10%	$106,244	0.44%	0.44%	2.89%	65%
For the Period Ended July 31, 2025(5)
$25.51	$0.80	$1.08	$1.88	$0.01	$(1.15)	$(1.15)	$26.25	7.88%(6)	$39,371	0.44%(7)	0.44%(7)	3.92%(7)	32%
For the Year Ended September 30, 2024
$21.20	$0.87	$4.49	$5.36	$0.02	$(1.07)	$(1.07)	$25.51	26.15%	$31,892	0.44%	0.44%	3.76%	54%
For the Year Ended September 30, 2023
$18.25	$0.72	$3.24	$3.96	$0.04	$(1.05)	$(1.05)	$21.20	22.32%	$19,080	0.44%	0.44%	3.52%	71%
For the Year Ended September 30, 2022
$24.65	$1.02	$(6.43)	$(5.41)	$0.03	$(1.02)	$(1.02)	$18.25	(22.60)%	$25,555	0.44%	0.44%	4.55%	70%
For the Year Ended September 30, 2021
$19.58	$0.69	$5.10	$5.79	$0.01	$(0.73)	$(0.73)	$24.65	29.81%	$41,913	0.44%	0.44%	2.89%	96%
Hartford Multifactor Small Cap ETF
For the Year Ended July 31, 2026
$41.85	$1.00	$14.04	$15.04	$—	$(1.00)	$(1.00)	$55.89	36.32%	$61,477	0.34%	0.34%	2.02%	37%
For the Period Ended July 31, 2025(5)
$43.74	$0.81	$(1.96)	$(1.15)	$—	$(0.74)	$(0.74)	$41.85	(2.63)%(6)	$35,571	0.34%(7)	0.34%(7)	2.30%(7)	25%
For the Year Ended September 30, 2024
$36.08	$0.84	$7.65	$8.49	$—	$(0.83)	$(0.83)	$43.74	23.70%	$31,712	0.34%	0.34%	2.10%	41%
The accompanying notes are an integral part of these financial statements.

37

Hartford Systematic ETFs
Financial Highlights – (continued)

—Selected Per-Share Data(1)—								—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(4)
Hartford Multifactor Small Cap ETF – (continued)
For the Year Ended September 30, 2023
$32.30	$0.87	$3.73	$4.60	$—	$(0.82)	$(0.82)	$36.08	14.30%	$34,272	0.34%	0.34%	2.39%	47%
For the Year Ended September 30, 2022
$38.11	$0.82	$(5.81)	$(4.99)	$—	$(0.82)	$(0.82)	$32.30	(13.38)%	$27,454	0.34%	0.34%	2.17%	52%
For the Year Ended September 30, 2021
$25.74	$0.54	$12.37	$12.91	$—	$(0.54)	$(0.54)	$38.11	50.39%	$24,772	0.34%	0.34%	1.48%	73%
Hartford Multifactor US Equity ETF
For the Year Ended July 31, 2026
$53.91	$0.88	$12.84	$13.72	$—	$(0.88)	$(0.88)	$66.75	25.66%	$705,834	0.19%	0.19%	1.45%	50%
For the Period Ended July 31, 2025(5)
$51.84	$0.72	$2.03	$2.75	$—	$(0.68)	$(0.68)	$53.91	5.36%(6)	$473,100	0.19%(7)	0.19%(7)	1.67%(7)	26%
For the Year Ended September 30, 2024
$40.17	$0.81	$11.65	$12.46	$—	$(0.79)	$(0.79)	$51.84	31.23%	$462,690	0.19%	0.19%	1.76%	51%
For the Year Ended September 30, 2023
$35.32	$0.82	$4.84	$5.66	$—	$(0.81)	$(0.81)	$40.17	16.10%	$394,662	0.19%	0.19%	2.06%	58%
For the Year Ended September 30, 2022
$39.89	$0.73	$(4.60)	$(3.87)	$—	$(0.70)	$(0.70)	$35.32	(9.89)%	$333,741	0.19%	0.19%	1.81%	47%
For the Year Ended September 30, 2021
$31.76	$0.57	$8.22	$8.79	$—	$(0.66)	$(0.66)	$39.89	27.83%	$385,960	0.19%	0.19%	1.50%	76%
Hartford US Quality Growth ETF
For the Year Ended July 31, 2026
$55.26	$0.29	$10.32	$10.61	$—	$(0.30)	$(0.30)	$65.57	19.25%	$49,176	0.34%	0.34%	0.49%	42%
For the Period Ended July 31, 2025(5)
$50.60	$0.25	$4.61	$4.86	$—	$(0.20)	$(0.20)	$55.26	9.62%(6)	$45,591	0.34%(7)	0.34%(7)	0.58%(7)	34%
For the Period Ended September 30, 2024(12)
$39.95	$0.27	$10.58	$10.85	$—	$(0.20)	$(0.20)	$50.60	27.19%(6)	$6,325	0.34%(7)	0.34%(7)	0.73%(7)	34%(13)
Hartford US Value ETF
For the Year Ended July 31, 2026
$50.48	$1.18	$12.96	$14.14	$—	$(1.16)	$(1.16)	$63.46	28.34%	$49,183	0.29%	0.29%	2.09%	74%
For the Period Ended July 31, 2025(5)
$49.18	$0.98	$1.07 (9)	$2.05	$—	$(0.75)	$(0.75)	$50.48	4.24%(6)	$44,167	0.29%(7)	0.29%(7)	2.41%(7)	42%
For the Period Ended September 30, 2024(12)
$39.67	$0.92	$9.29	$10.21	$—	$(0.70)	$(0.70)	$49.18	25.83%(6)	$6,148	0.29%(7)	0.29%(7)	2.47%(7)	64%(13)

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)
Total return is calculated assuming a hypothetical purchase of beneficial shares on the opening of the first day at the net asset value and a sale on the closing of the last day at the net asset value of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at net asset value at the end of the distribution day.

(3)	Adjustments include waivers and reimbursements, if applicable.
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions, if any.
(5)	For the period from October 1, 2024 to July 31, 2025. Effective May 1, 2025, the Funds changed fiscal year end from September 30 to July 31 (See Note 1 in the Notes to Financial Statements).
The accompanying notes are an integral part of these financial statements.

38

Hartford Systematic ETFs
Financial Highlights – (continued)

(6)	Not annualized.
(7)	Annualized.
(8)	Commenced operations on November 16, 2022.
(9)
Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(10)	Reflects the Fund's portfolio turnover for the period November 16, 2022 through September 30, 2023.
(11)	Amount is less than $0.01 per share.
(12)	Commenced operations on December 5, 2023.
(13)	Reflects the Fund's portfolio turnover for the period December 5, 2023 through September 30, 2024.
The accompanying notes are an integral part of these financial statements.

39

Hartford Systematic ETFs
 Notes to Financial Statements
 July 31, 2026

1.
Organization:
Lattice Strategies Trust (the "Trust") is an open-end registered management investment company comprised of seven operational series as of July 31, 2026. Financial statements for the series of the Trust listed below (each, a "Fund" and collectively, the "Funds") are included in this report.
Lattice Strategies Trust:
Hartford Disciplined US Equity ETF (the "Disciplined US Equity ETF")
Hartford Multifactor Developed Markets (ex-US) ETF (the "Multifactor Developed Markets (ex-US) ETF")
Hartford Multifactor Emerging Markets ETF (the "Multifactor Emerging Markets ETF")
Hartford Multifactor Small Cap ETF (the "Multifactor Small Cap ETF")
Hartford Multifactor US Equity ETF (the "Multifactor US Equity ETF")
Hartford US Quality Growth ETF (the "US Quality Growth ETF")
Hartford US Value ETF (the "US Value ETF")
US Quality Growth ETF and US Value ETF commenced operations on December 5, 2023. Disciplined US Equity ETF commenced operations on November 16, 2022. Multifactor Small Cap ETF commenced operations on March 23, 2015. Each of the other Funds commenced operations on February 25, 2015.
Each Fund is an exchange-traded fund ("ETF") that trades on an exchange like other publicly traded securities. Each Fund is designed to track an index. Shares of Disciplined US Equity ETF, Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Small Cap ETF and Multifactor US Equity ETF are listed and traded on NYSE Arca, Inc. ("NYSE Arca"). Shares of US Value ETF are listed and traded on Cboe BZX Exchange, Inc. ("Cboe BZX"). Shares of US Quality Growth ETF are listed and traded on The NASDAQ Stock Market LLC (“NASDAQ Stock Market”). Each share of a Fund represents a partial ownership in the Fund's assets and liabilities, including securities held by the Fund. Shares of a Fund may be purchased or redeemed directly from the Fund in Creation Units at net asset value ("NAV") only by certain large institutional investors ("Authorized Participants") who have entered into agreements with ALPS Distributors, Inc. ("ALPS" or the "Distributor"), the Funds’ Distributor.
Effective as of May 1, 2025, the Funds' fiscal year end changed from September 30 to July 31. Information shown for the period ended July 31, 2025 covers the period from October 1, 2024 through July 31, 2025.
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. The Trust was organized as a Delaware statutory trust on April 15, 2014 and is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The shares of the Funds are registered under the Securities Act of 1933, as amended (the "Securities Act"). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 "Financial Services – Investment Companies."
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)
Determination of Net Asset Value – The NAV of each Fund's shares is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept creation and redemption orders from Authorized Participants and calculate each Fund’s NAV in accordance with applicable law. The NAV for the shares of each Fund is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV per share of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services.

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Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 July 31, 2026

Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, the Trust's Board of Trustees (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, sell or redeem shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, sell or redeem shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments

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Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 July 31, 2026

that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.
c)
Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, such Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Non-cash dividends, received in the form of securities, are recorded as income at fair value.
Idle cash and currency balances may be swept into overnight sweep accounts held in a demand deposit account at State Street Bank and Trust Company ("State Street") that earn interest, which are classified as interest income on the Statements of Operations.
Please refer to Note 8 for Securities Lending information.
d)
Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which such Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)
Dividend Distributions to Shareholders – Dividends are declared pursuant to a policy adopted by the Board. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of Multifactor Developed Markets (ex-US) ETF and Multifactor Emerging Markets ETF is to pay dividends from net investment income, if any, semi-annually. The policy of Disciplined US Equity ETF, Multifactor Small Cap ETF, Multifactor US Equity ETF, US Quality Growth ETF and US Value ETF is to pay dividends from net investment income, if any, quarterly. Amounts may vary significantly from period to period and realized gains, if any, are paid at least once a year. Dividends may be declared and paid more frequently or at any other times to comply with the distribution requirements of the Internal Revenue Code.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and Reclassification of Capital Accounts notes).

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Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 July 31, 2026

g)
Segment Reporting – The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of such Fund, as prescribed in its prospectus. The Chief Operating Decision Maker (“CODM”) is the Senior Leadership Committee of the Investment Manager. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund's single segment is consistent with that presented within the Fund’s financial statements and financial highlights.
3.
Securities and Other Investments:
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
4.
Financial Derivative Instruments:
The following disclosures contain information on the derivative instruments used by a Fund during the period, the credit-risk-related contingent features in certain derivative instruments, and how such derivative instruments affect the financial position and results of operations of the applicable Fund. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)
Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the year ended July 31, 2026, each of Disciplined US Equity ETF, Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Small Cap ETF and Multifactor US Equity ETF had used futures contracts.
b)
Additional Derivative Instrument Information:
Disciplined US Equity ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of July 31, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$1,252	$—	$1,252
Total	$—	$—	$—	$1,252	$—	$1,252

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

43

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 July 31, 2026

Disciplined US Equity ETF – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the year ended July 31, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$68,114	$—	$68,114
Total	$—	$—	$—	$68,114	$—	$68,114
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(14,805)	$—	$(14,805)
Total	$—	$—	$—	$(14,805)	$—	$(14,805)
For the year ended July 31, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	14
Multifactor Developed Markets (ex-US) ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of July 31, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$12,362	$—	$12,362
Total	$—	$—	$—	$12,362	$—	$12,362

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended July 31, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$1,333,638	$—	$1,333,638
Total	$—	$—	$—	$1,333,638	$—	$1,333,638
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$98,871	$—	$98,871
Total	$—	$—	$—	$98,871	$—	$98,871
For the year ended July 31, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	55

44

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 July 31, 2026

Multifactor Emerging Markets ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of July 31, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$51,901	$—	$51,901
Total	$—	$—	$—	$51,901	$—	$51,901

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended July 31, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$138,388	$—	$138,388
Total	$—	$—	$—	$138,388	$—	$138,388
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(57,203)	$—	$(57,203)
Total	$—	$—	$—	$(57,203)	$—	$(57,203)
For the year ended July 31, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	5
Multifactor Small Cap ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of July 31, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$2,105	$—	$2,105
Total	$—	$—	$—	$2,105	$—	$2,105

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

45

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 July 31, 2026

Multifactor Small Cap ETF – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the year ended July 31, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$41,778	$—	$41,778
Total	$—	$—	$—	$41,778	$—	$41,778
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(7,183)	$—	$(7,183)
Total	$—	$—	$—	$(7,183)	$—	$(7,183)
For the year ended July 31, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	1
Multifactor US Equity ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of July 31, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$1,193	$—	$1,193
Total	$—	$—	$—	$1,193	$—	$1,193

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended July 31, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$175,270	$—	$175,270
Total	$—	$—	$—	$175,270	$—	$175,270
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(52,472)	$—	$(52,472)
Total	$—	$—	$—	$(52,472)	$—	$(52,472)
For the year ended July 31, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	3
c)
Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master

46

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 July 31, 2026

netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of July 31, 2026:
Disciplined US Equity ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(1,252)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(1,252)
Derivatives not subject to a MNA	—	1,252
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Multifactor Developed Markets (ex-US) ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$12,362	$—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	12,362	—
Derivatives not subject to a MNA	(12,362)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Multifactor Emerging Markets ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(51,901)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(51,901)
Derivatives not subject to a MNA	—	51,901
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Multifactor Small Cap ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(2,105)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(2,105)
Derivatives not subject to a MNA	—	2,105
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Multifactor US Equity ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(1,193)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(1,193)
Derivatives not subject to a MNA	—	1,193
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—
5.
Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund's prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor

47

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 July 31, 2026

sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
A Fund’s focus on securities of issuers that reflect a specific theme or focus on a specific sector or industry may affect the Fund’s exposure to certain industries or types of investments. The Fund’s relative investment performance may also be affected depending on whether such themes, sectors, industries or investments are in or out of favor with the market. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies and developments affecting companies focused on longevity and aging solutions generally. In addition, under certain market conditions, a Fund may underperform funds that invest in a broader array of investments.
Geopolitical events (including wars, military conflicts, trade disputes, tariffs, economic sanctions, export controls, retaliatory measures, pandemics and epidemics) may inject uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.
6.
Federal Income Taxes:
a)
Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2026. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
Management evaluated each Fund's investments in foreign markets for the current tax year. As of July 31, 2026, each of the listed Funds incurred foreign income tax payments that met the disclosure threshold. The other Funds incurred foreign income tax payments that were considered immaterial for disclosure purposes.
The cash payments for income taxes made by the Funds to foreign jurisdictions, after accounting for any refunds, were as follows:
Multifactor Developed Markets (ex-US) ETF
Income taxes by foreign jurisdiction:	Value
Canada	$942,845
China	326,134
Denmark	332,589
France	421,885
Israel	572,336
Japan	730,950
Other*	1,380,549
Total income taxes paid, net of refunds	$4,707,288

48

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 July 31, 2026

Multifactor Emerging Markets ETF
Income taxes by foreign jurisdiction:	Value
China	$37,010
India	162,928
Indonesia	27,761
South Korea	33,394
Tiawan	59,382
Other*	111,372
Total income taxes paid, net of refunds	$431,847

*	Represents foreign jurisdictions where taxes paid, net of refunds received, were less than 5% of the total income taxes paid by the Fund.
b)
Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies ("PFICs"), redemptions-in-kind, reclassification of dividend income and certain derivatives. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by each Fund.
c)
Distributions and Components of Distributable Earnings – The tax character of distributions paid by each Fund for the year ended July 31, 2026, period ended July 31, 2025 and year or period ended September 30, 2024 are as follows (as adjusted for dividends payable, if applicable):
	For the Year Ended July 31, 2026	Period Ended July 31, 2025	Year or Period Ended September 30, 2024
Fund	Ordinary Income	Ordinary Income (1)	Ordinary Income
Disciplined US Equity ETF	$2,330,116	$1,797,874	$1,830,089
Multifactor Developed Markets (ex-US) ETF	42,632,160	42,881,372	53,499,216
Multifactor Emerging Markets ETF	2,105,140	1,516,014	959,414
Multifactor Small Cap ETF	871,858	580,345	672,927
Multifactor US Equity ETF	7,981,456	5,896,378	7,008,886
US Quality Growth ETF(2)	244,342	174,508	25,230
US Value ETF(2)	990,406	717,306	87,792

(1)	For the period from October 1, 2024 to July 31, 2025. Effective May 1, 2025, the Funds changed fiscal year end from September 30 to July 31 (See Note 1 in the Notes to Financial Statements).
(2)	Distributions for the period December 5, 2023 (commencement of operations) through September 30, 2024.
As of July 31, 2026, the components of total accumulated earnings (deficit) for each Fund on a tax basis are as follows:
Fund	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation) on Investments	Total Accumulated Earnings (Deficit)
Disciplined US Equity ETF	$341,104	$(12,847,315)	$47,675,862	$35,169,651
Multifactor Developed Markets (ex-US) ETF	6,540,743	(323,846,884)	370,954,545	53,648,404
Multifactor Emerging Markets ETF	994,326	(17,292,432)	19,562,708	3,264,602
Multifactor Small Cap ETF	114,676	(12,208,181)	10,544,907	(1,548,598)
Multifactor US Equity ETF	1,098,723	(93,715,687)	136,938,635	44,321,671
US Quality Growth ETF	25,597	(4,762,780)	10,323,104	5,585,921
US Value ETF	144,567	(4,280,217)	9,563,617	5,427,967
d)
Reclassification of Capital Accounts – The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as redemption in-kind transactions, subsequent adjustments to wash sales, and reclassification of dividend income. Adjustments are made to reflect the impact these items have on the current and future earnings distributions to shareholders. Therefore, the source of the Funds' distributions may be shown in the accompanying Statements of Changes in Net Assets as from

49

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 July 31, 2026

distributable earnings or from capital depending on the type of book and tax differences that exist. For the period ended July 31, 2026, the Funds recorded reclassifications to increase (decrease) the accounts listed below:
Fund	Paid-in-Capital	Distributable Earnings (Loss)
Disciplined US Equity ETF	$12,693,859	$(12,693,859)
Multifactor Developed Markets (ex-US) ETF	65,736,255	(65,736,255)
Multifactor Emerging Markets ETF	603,769	(603,769)
Multifactor Small Cap ETF	4,768,336	(4,768,336)
Multifactor US Equity ETF	76,092,964	(76,092,964)
US Quality Growth ETF	3,691,208	(3,691,208)
US Value ETF	4,352,639	(4,352,639)
e)
Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At July 31, 2026 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:
Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Disciplined US Equity ETF	$11,440,474	$1,406,841
Multifactor Developed Markets (ex-US) ETF	202,493,145	121,353,739
Multifactor Emerging Markets ETF	9,227,594	8,064,838
Multifactor Small Cap ETF*	6,193,084	6,015,097
Multifactor US Equity ETF	62,699,921	31,015,766
US Quality Growth ETF	3,706,462	1,056,318
US Value ETF	4,010,960	269,257

*	Future utilization of losses are subject to limitation under current tax laws.
During the year ended July 31, 2026, Multifactor Developed Markets (ex-US) ETF utilized $68,097,960, Multifactor Emerging Markets ETF utilized $2,446,434 and Multifactor Small Cap ETF utilized $178,918 of prior year capital loss carryforwards.
f)
Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at July 31, 2026 is different from book purposes primarily due to wash sale loss deferrals, PFIC mark-to-market adjustments and reclassification of dividend income. The net unrealized appreciation/(depreciation) on investments for tax purposes, which consists of gross unrealized appreciation and depreciation was also different from book purposes primarily due to wash sale loss deferrals, reclassification of dividend income and mark-to-market adjustments on PFICs and futures. Both the cost and unrealized appreciation and depreciation for federal income tax purposes are disclosed below:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Disciplined US Equity ETF	$155,896,675	$49,462,448	$(1,786,585)	$47,675,863
Multifactor Developed Markets (ex-US) ETF	1,254,168,361	391,655,798	(20,895,998)	370,759,800
Multifactor Emerging Markets ETF	87,251,500	23,734,802	(4,088,451)	19,646,351
Multifactor Small Cap ETF	53,014,629	12,695,737	(2,150,930)	10,544,807
Multifactor US Equity ETF	567,744,156	152,664,577	(15,725,942)	136,938,635
US Quality Growth ETF	38,826,343	11,453,184	(1,130,080)	10,323,104
US Value ETF	39,583,240	10,425,409	(861,792)	9,563,617
g)
Accounting for Uncertainty in Income Taxes – Pursuant to provisions set forth by U.S. GAAP, HFMC reviews each Fund’s tax positions for all open tax years. As of July 31, 2026, HFMC had reviewed the open tax years and concluded that there was no reason to record a liability for net unrecognized tax obligations relating to uncertain income tax positions. Each Fund files U.S. tax returns. Although the statute of limitations for examining a Fund’s U.S. tax returns remains open for three years, no examination is currently in progress. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended July 31, 2026, the Funds did not incur any interest or penalties. HFMC is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax obligations will significantly change in the next twelve months.

50

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 July 31, 2026

7.
Expenses:
a)
Investment Advisory Agreement – Lattice Strategies LLC (the “Adviser” or “Lattice”) serves as each Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust. Lattice is a wholly owned subsidiary of HFMC, which is an indirect subsidiary of The Hartford Insurance Group, Inc. (“The Hartford”). Lattice has overall investment supervisory responsibility for each Fund. In addition, Lattice provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. Lattice has contracted with Mellon Investments Corporation (“Mellon”) under a sub-advisory agreement pursuant to which Mellon performs the daily investment of the assets of each Fund in accordance with each Fund’s investment objective and policies. Each Fund pays a fee to Lattice, a portion of which may be used to compensate Mellon.
Under the Investment Advisory Agreement, the Adviser agrees to pay all expenses of the Trust, except for (i) interest and taxes; (ii) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (iii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) acquired fund fees and expenses; and (vii) the advisory fee payable to the Adviser under the Investment Advisory Agreement. The payment or assumption by the Adviser of any expense of the Trust that the Adviser is not required by the Investment Advisory Agreement to pay or assume shall not obligate the Adviser to pay or assume the same or any similar expense of the Trust on any subsequent occasion.
The schedule below reflects the rates of compensation paid to Lattice for investment advisory services rendered as of July 31, 2026; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:
Fund	Management Fee Rates
Disciplined US Equity ETF	0.19%
Multifactor Developed Markets (ex-US) ETF	0.29%
Multifactor Emerging Markets ETF	0.44%
Multifactor Small Cap ETF	0.34%
Multifactor US Equity ETF	0.19%
US Quality Growth ETF	0.34%
US Value ETF	0.29%
b)
Distribution Plans – Each Fund has adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of each Fund’s average daily net assets may be made for the sale and distribution of its shares. The Board has determined that the Funds may not make payments under the Rule 12b-1 Distribution and Service Plan until authorized to do so by affirmative action of the Board. No Rule 12b-1 fees are currently paid by the Funds and there are no current  plans to impose these fees.
For the year ended July 31, 2026, the Funds did not pay any Rule 12b-1 fees.
c)
Remuneration Paid to Trustees and Officers – Certain officers of the Trust are trustees and/or officers of HFMC and/or The Hartford or its subsidiaries. For the year ended July 31, 2026, a portion of the Trust's Chief Compliance Officer’s ("CCO") compensation was paid by HFMC. As part of the Funds' Investment Management Agreement, Lattice also pays any Trustee and CCO compensation on behalf of the Funds.
8.
Securities Lending:
A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.

51

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 July 31, 2026

A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and the lending agent's fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of July 31, 2026.
Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Disciplined US Equity ETF	$1,142,216	$308,221	$867,482 (2)
Multifactor Developed Markets (ex-US) ETF	40,636,383	6,979,983	35,744,760 (2)
Multifactor Emerging Markets ETF	2,508,547	1,233,428	1,433,162 (2)
Multifactor Small Cap ETF	2,422,120	2,246,641	235,044 (2)
Multifactor US Equity ETF	—	—	—
US Quality Growth ETF	5,558	5,760	—
US Value ETF	—	—	—

(1)
It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing.

(2)	The non-cash collateral consisted of U.S. Government securities.
9.
Custodian and Transfer Agent:
State Street serves as Custodian for the Funds pursuant to a custodian agreement ("Custodian Agreement") dated December 31, 2014, as amended from time to time.  As Custodian, State Street holds each Fund’s assets, calculates the net asset value of the shares and calculates net income and realized capital gains or losses. State Street serves as Transfer Agent of each Fund pursuant to a transfer agency and service agreement ("Transfer Agency and Service Agreement") dated February 13, 2018, as amended from time to time.  As Transfer Agent, State Street maintains the records of each Authorized Participant’s ownership of each Fund and processes the purchases and redemptions of Creation Units.
For the services provided under the Custodian Agreement and Transfer Agency and Service Agreement, Lattice or an affiliate, and not the Funds, compensates State Street pursuant to the Funds' unitary management fee structure.
10.
Affiliate Holdings:
As of July 31, 2026, affiliates of The Hartford had ownership of shares in certain Funds as follows:
Fund	Percentage of Fund
Multifactor Small Cap ETF	21%
US Quality Growth ETF	0%*
US Value ETF	0%*

*	Percentage rounds to zero.
As of July 31, 2026, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund
Multifactor Developed Markets (ex-US) ETF	7%
Multifactor US Equity ETF	8%
US Quality Growth ETF	92%
US Value ETF	97%

52

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 July 31, 2026

11.
Investment Transactions:
For the year ended July 31, 2026, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:
Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Disciplined US Equity ETF	$93,423,296	$91,818,724	$93,423,296	$91,818,724
Multifactor Developed Markets (ex-US) ETF	672,184,115	656,232,063	672,184,115	656,232,063
Multifactor Emerging Markets ETF	90,116,518	49,007,966	90,116,518	49,007,966
Multifactor Small Cap ETF	19,160,397	16,233,274	19,160,397	16,233,274
Multifactor US Equity ETF	280,105,168	276,033,680	280,105,168	276,033,680
US Quality Growth ETF	20,915,711	20,429,510	20,915,711	20,429,510
US Value ETF	35,072,327	34,735,224	35,072,327	34,735,224
For the year ended July 31, 2026, in-kind transactions, which are not included in the table above, associated with purchase or redemption of Creation Units were as follows:
Fund	Cost of Purchases	Sales Proceeds	Realized Gain/(Loss)
Disciplined US Equity ETF	$74,205,072	$37,568,875	$12,699,720
Multifactor Developed Markets (ex-US) ETF	343,005,830	164,828,381	66,847,396
Multifactor Emerging Markets ETF	9,656,462	2,037,662	611,657
Multifactor Small Cap ETF	29,200,460	15,940,380	4,795,821
Multifactor US Equity ETF	327,101,350	213,614,680	76,271,325
US Quality Growth ETF	7,324,562	12,241,745	3,706,066
US Value ETF	12,361,835	18,036,151	4,353,010

12.
Share Transactions:
Each Fund will issue and redeem shares at NAV only with certain Authorized Participants in large increments known as ‘‘Creation Units.” Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a Fund and redemption proceeds are paid with a basket of securities and/or cash from the Fund with a balancing cash component to equate the market value of the basket securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted in an amount equivalent to the value of securities included in the relevant baskets for any reason at the Trust’s sole discretion. Each Fund’s shares are available in smaller increments to individual investors in the secondary market at market prices and may be subject to commissions. Authorized Participants may be required to pay a transaction fee when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units, and is recorded as Other Capital on the Statements of Changes in Net Assets.
Purchase or redemption of Creation Units is only available to an Authorized Participant. An Authorized Participant is either (1) a ‘‘Participating Party’’ (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (‘‘Clearing Process’’), or (2) a participant of DTC (‘‘DTC Participant’’), and, in each case, must have executed an agreement (‘‘Participation Agreement’’) with the Distributor with respect to creations and redemptions of Creation Units.
Shares of Disciplined US Equity ETF, Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Small Cap ETF and Multifactor US Equity ETF are listed on the NYSE Arca and shares of US Value ETF are listed on the Cboe BZX. Shares of US Quality Growth ETF are listed on the NASDAQ Stock Market. Shares of each Fund are publicly traded. Retail investors may purchase or sell shares in the secondary market (not from the Fund) through a broker or dealer. Investors purchasing or selling shares in the secondary market may pay a commission, market premium or discount or other transaction charge, to a broker or dealer, as well as some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by a broker or dealer, there is no minimum dollar amount upon purchase and no minimum number of shares that must be purchased in the secondary market. Because transactions in the secondary market occur at market prices, an investor may pay more than NAV upon purchase of shares and may receive less than a Fund’s NAV upon sale of shares.
Because each Fund is structured as an ETF, individual shares may only be purchased and sold on a listing exchange through a broker-dealer. The price of shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each Fund will only issue or redeem Creation Units to Authorized Participants who have entered into agreements with the Distributor. The Funds generally will issue or redeem Creation Units in return for a designated basket of securities and/or cash that the Fund specifies each business day. The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time.

53

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 July 31, 2026

The following information is for the year ended July 31, 2026, period ended July 31, 2025 and year or period ended September 30, 2024:
	For the Year Ended July 31, 2026		For the Period Ended July 31, 2025(1)		For the Year or Period Ended September 30, 2024
	Shares	Amount	Shares	Amount	Shares	Amount
Disciplined US Equity ETF
Shares Sold	1,125,000	$74,153,451	800,000	$44,125,756	950,000	$48,295,083
Shares Redeemed	(575,000)	(37,006,409)	(725,000)	(39,388,368)	(875,000)	(45,338,918)
Total Net Increase (Decrease)	550,000	37,147,042	75,000	4,737,388	75,000	2,956,165

Multifactor Developed Markets (ex-US) ETF
Shares Sold	9,100,000	$357,043,498	350,000	$11,893,295	—	$—
Shares Redeemed	(4,250,000)	(166,474,752)	(3,300,000)	(99,074,253)	(20,500,000)	(561,715,572)
Other Capital	—	33,798	—	555	—	2,672
Total Net Increase (Decrease)	4,850,000	190,602,544	(2,950,000)	(87,180,403)	(20,500,000)	(561,712,900)

Multifactor Emerging Markets ETF
Shares Sold	1,750,000	$54,522,621	350,000	$8,670,631	400,000	$9,684,636
Shares Redeemed	(150,000)	(5,485,085)	(100,000)	(2,300,838)	(50,000)	(1,129,750)
Other Capital	—	85,695	—	16,394	—	18,626
Total Net Increase (Decrease)	1,600,000	49,123,231	250,000	6,386,187	350,000	8,573,512

Multifactor Small Cap ETF
Shares Sold	600,000	$29,204,132	200,000	$8,126,424	100,000	$4,072,538
Shares Redeemed	(350,000)	(15,867,092)	(75,000)	(3,004,532)	(325,000)	(13,222,218)
Total Net Increase (Decrease)	250,000	13,337,040	125,000	5,121,892	(225,000)	(9,149,680)

Multifactor US Equity ETF
Shares Sold	5,425,000	$327,342,860	1,975,000	$103,664,147	2,375,000	$114,529,354
Shares Redeemed	(3,625,000)	(211,386,658)	(2,125,000)	(111,201,335)	(3,275,000)	(150,117,945)
Total Net Increase (Decrease)	1,800,000	115,956,202	(150,000)	(7,537,188)	(900,000)	(35,588,591)

US Quality Growth ETF(2)
Shares Sold	125,000	$7,324,534	900,000	$47,337,201	175,001	$7,356,113
Shares Redeemed	(200,000)	(11,737,019)	(200,000)	(10,268,792)	(50,001)	(2,381,516)
Total Net Increase (Decrease)	(75,000)	(4,412,485)	700,000	37,068,409	125,000	4,974,597

US Value ETF(2)
Shares Sold	225,000	$12,371,103	925,000	$47,097,182	175,001	$7,278,721
Shares Redeemed	(325,000)	(17,969,958)	(175,000)	(8,541,256)	(50,001)	(2,321,418)
Total Net Increase (Decrease)	(100,000)	(5,598,855)	750,000	38,555,926	125,000	4,957,303

(1)	For the period from October 1, 2024 to July 31, 2025. Effective May 1, 2025, the Funds changed fiscal year end from September 30 to July 31 (See Note 1 in the Notes to Financial Statements).
(2)	Commenced operations on December 5, 2023.
13.
Line of Credit:
The Multifactor Emerging Markets ETF participates in a committed line of credit pursuant to a credit agreement dated as of February 27, 2025, as amended on February 26, 2026. The Fund may borrow under the line of credit for temporary or emergency purposes. The Fund (together with certain other Hartford mutual funds and ETFs) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings is equal to the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an applicable margin. The facility also charges a commitment fee. The fees incurred by this Fund, if any, in connection with the credit facility during the period would be paid by the Investment Manager. During and as of the year ended July 31, 2026, the Fund had no borrowings under this facility.

54

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 July 31, 2026

14.
Indemnifications:
Under the Trust’s organizational documents, the Trust shall indemnify its officers and trustees to the full extent required or permitted under the applicable laws of the State of Delaware and federal securities laws. In addition, the Trust, on behalf of the Funds, may enter into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
15.
Proposed Acquisition:
On June 3, 2026, The Hartford and Wellington Management announced that they had reached a definitive agreement under which Wellington Management will acquire Hartford Funds Management Group, Inc. (“HFMG”) and certain affiliates (including HFMC) (the “Transaction”). The Transaction has been approved by both The Hartford and Wellington Management and, subject to customary closing conditions, is expected to close in December 2026 or in the first quarter of 2027. Following the closing of the Transaction, HFMC or its affiliate will continue to serve as the investment manager to each Fund contingent upon the approval of each Fund’s shareholders. For more information, please see the supplement to each Fund’s prospectus dated June 3, 2026.
16.
Subsequent Events:
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

55

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Lattice Strategies Trust and Shareholders of Hartford Disciplined US Equity ETF, Hartford Multifactor Developed Markets (ex-US) ETF, Hartford Multifactor Emerging Markets ETF, Hartford Multifactor Small Cap ETF, Hartford Multifactor US Equity ETF, Hartford US Quality Growth ETF and Hartford US Value ETF

Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the Funds listed in the table below (constituting Lattice Strategies Trust, hereafter collectively referred to as the "Funds") as of July 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2026, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Fund Name
Hartford Disciplined US Equity ETF(1)
Hartford Multifactor Developed Markets (ex-US) ETF(1)
Hartford Multifactor Emerging Markets ETF(1)
Hartford Multifactor Small Cap ETF(1)
Hartford Multifactor US Equity ETF (1)
Hartford US Quality Growth ETF(2)
Hartford US Value ETF(2)

(1)
Statement of operations for the year ended July 31, 2026 and the statement of changes in net assets for the year ended July 31, 2026, and for the period October 1, 2024 through July 31, 2025, and for the year ended September 30, 2024

(2)
Statement of operations for the year ended July 31, 2026 and the statement of changes in net assets for the year ended July 31, 2026, for the periods October 1, 2024 through July 31, 2025, and for the period December 5, 2023 (commencement of operations) through September 30, 2024

Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, transfer agent, issuer and brokers; when replies were not received from issuer or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2026
We have served as the auditor of one or more investment companies in the Hartford Funds group of investment companies since 2020.

56

Hartford Systematic ETFs
 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.

57

Hartford Systematic ETFs
 Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period.

58

Hartford Systematic ETFs
 Item 10. Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies.

During the period August 1, 2025 through July 31, 2026, Lattice Strategies Trust paid no remuneration to any of its trustees or officers or to any affiliated person of its trustees or officers. Under the Trust’s unitary management fee arrangements, remuneration for independent trustees is paid by Lattice out of the management fee.

59

Hartford Systematic ETFs
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable. There were no approvals of investment advisory contracts during the period February 1, 2026 through July 31, 2026.

60

Hartford Systematic ETFs
Index Glossary for Indices Included in the Annual Shareholder Report (Unaudited)

Hartford Disciplined US Equity Index seeks to enhance return potential available from investments in US large-cap equities through multifactor security selection to target balanced and consistent exposures across value, momentum and quality factors while seeking to enhance dividend yield, control for total active risk, and reduce volatility.

Hartford Multifactor Emerging Markets Equity Index seeks to
enhance return potential available from investment in emerging market companies by selecting equity securities exhibiting a favorable combination of factors, including value, momentum, and quality while reducing volatility by up to fifteen-percent over a complete market cycle.

Hartford Multifactor Large Cap Index seeks to enhance return potential available from investment in the initial capitalization-weighted universe by selecting equity securities exhibiting a favorable combination of factors, including value, momentum, and quality while reducing volatility by up to fifteen-percent over a complete market cycle.

Hartford Multifactor Small Cap Index seeks to enhance return potential available from investment in a capitalization-weighted universe of US small capitalization equities by selecting equity securities exhibiting a favorable combination of factors, including value, momentum, and quality while reducing volatility by up to fifteen-percent over a complete market cycle.

Hartford Risk-Optimized Multifactor Developed Markets (ex-US)
Index seeks to address risks and opportunities within developed market stocks located outside the US by selecting equity securities exhibiting a favorable combination of factors, including value, momentum, and quality while reducing volatility by up to
fifteen-percent over a complete market cycle.

Hartford US Quality Growth Index seeks to provide long-term capital appreciation by investing in US equities with favorable growth characteristics while maintaining what we consider to be enhanced exposure to quality and also providing reasonable exposure to value and momentum by maximizing exposure to quality while avoiding negative exposure to value and momentum.

Hartford US Value Index seeks to provide long-term capital
appreciation by investing in US equities with favorable value characteristics and relatively lower market valuations by maximizing exposure to value while avoiding negative exposure to quality and momentum.

Additional Information Regarding MSCI Indices.
Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy,
completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across emerging market countries.

MSCI World ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets countries (excluding the US).

Russell 1000 Growth Index (Gross) (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those
Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the
Russell 3000 Index based on their market capitalization and current index membership.

Russell 1000 Index (Gross) (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is
designed to measure the performance of the 3,000 largest US
companies based on total market capitalization.

Russell 1000 Value Index (Gross) (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those
Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the
Russell 3000 Index based on their market capitalization and current index membership.

Russell 2000 Index (Gross) (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of 2,000 of the smallest US-domiciled company common stocks based on a
combination of their market capitalization and current index membership.

Russell 3000 Index (Gross) (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 3,000 largest US companies based on total market capitalization.

61

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
Exchange-traded products are distributed by ALPS Distributors, Inc. (ALPS). Advisory services are provided by Lattice Strategies, LLC (Lattice) and Mellon Investments Corporation. Hartford Funds refers to Hartford Funds Distributors, LLC, Member FINRA, Hartford Funds Management Company, LLC, and Lattice, which are not affiliated with ALPS.
ETFAR-MLT26 09/26 Printed in the U.S.A.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics is filed herewith.
(a)(2)	Not applicable.
(a)(3)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.
(a)(5)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LATTICE STRATEGIES TRUST

Date: October 1, 2026	By:	/s/ Gregory A. Frost
Gregory A. Frost
Chief Executive Officer and President (principal executive officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: October 1, 2026	By:	/s/ Gregory A. Frost
Gregory A. Frost
Chief Executive Officer and President (principal executive officer)

Date: October 1, 2026	By:	/s/ Ankit Puri
Ankit Puri
Treasurer (principal financial officer)